  <REDLINE>
  AS  FILED  WITH  THE  SECURITIES  AND  EXCHANGE  COMMISSION  ON
  DECEMBER 29, 1995                             File No. 33-39170
                                                         811-5301
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No. ____             [ ]
       Post - Effective Amendment No. 6             [X]

  REGISTRATION  STATEMENT  UNDER  THE INVESTMENT  COMPANY  ACT OF
  1940
       Amendment No. 21                             [X]
                 (Check appropriate box or boxes.)

                         VARIABLE ACCOUNT A
                     (Exact Name of Registrant)

     American International Life Assurance Company of New York
                        (Name of Depositor)

             80 Pine Street, New York, New York  10005
    (Address of Depositor's Principal Executive Offices)   (Zip
                               Code)

    Depositor's Telephone Number, including Area Code (212) 770-
  7000

                        Robert Liguori, Esq.
                     AIG Life Insurance Company
                          One Alico Plaza
                     Wilmington, Delaware 19899
              (Name and Address of Agent for Service)

                             Copies to:
  Michael Berenson, Esq.                Florence Davis, Esq.
  Jorden Burt Berenson & Johnson LLP    American International
  Suite 400 East                        Group, Inc.
  1025 Thomas Jefferson Street, N.W.    70 Pine Street
  Washington, D.C. 20007-0805           New York, New York 10270
  </REDLINE>

  Approximate  Date  of Proposed  Public  Offering:   As  soon as
  practicable after the effective date of this filing.

  It is proposed that this filing will become effective (check appropriate box)
       _X_ immediately upon filing pursuant to paragraph (b) of Rule 485 <REDLINE>
       ___ on __________________ pursuant to paragraph (b) of Rule 485
       ___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485
       ___  on ___________________  pursuant to paragraph  (a)(i)
            of Rule 485 </REDLINE>


  If appropriate, check the following box:
       ___  this   post-effective  amendment   designates  a  new
            effective date for a previously filed post-effective amendment.

  Registrant has declared that it registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 notice for its most recent fiscal year on February 22, 1995.



  <REDLINE>               EXPLANATORY NOTE

       This Post-Effective Amendment shall not supersede or effect Post-Effective Amendment No. 5 to this Registration
  Statement filed on April 28, 1995. </REDLINE>

                       CROSS REFERENCE SHEET
                       (required by Rule 495)


  Item No.                                          Location

                                 PART A


  Item 1.              Cover Page                   Cover Page

  Item 2.              Definitions                  Definitions

  Item 3.              Synopsis                     Highlights

  Item 4.              Condensed Financial          Condensed
                       Information                  Financial Information
  <REDLINE>
  Item 5.              General Description of       The Variable Account;
                       Registrant, Depositor,       The Company;
                       and Portfolio Companies
  </REDLINE>
  Item 6.              Deductions and Expenses      Charges and Deductions

  Item 7.              General Description of       Purchasing a Contract;
                       Variable Annuity Contracts   Rights under the Contracts

  Item 8.              Annuity Period               Annuity Period

  Item 9.              Death Benefit                Death Benefit

  Item 10.             Purchases and Contract       Rights under the Contracts;
                       Value                        Purchasing a Contract

  Item 11.             Redemptions                  Withdrawals

  Item 12.             Taxes                        Taxes

  Item 13.             Legal Proceedings            Not Applicable

  Item 14.             Table of Contents of the     Table of Contents of the
                       Statement of Additional      Statement of Additional
                       Information                  Information


  Item No.                                                         Location
                                 PART B


  Item 15.             Cover Page                   Cover Page

  Item 16.             Table of Contents            Table of Contents

  Item 17.             General Information          General Information
                       and History

  Item 18.             Services                     Services

  Item 19.             Purchase of Securities       Purchasing a Contract;
                       Being Offered                Charges  and  Deductions (Part
  A)

  Item 20.             Underwriters                 General Information/
                                                    Distributor

  Item 21.             Calculation of Performance   Calculation of
                       Data                         Performance Related
                                                    Information

  Item 22.             Annuity Payments             Annuity Provisions

  Item 23.             Financial Statements         Financial Statements



                               PART C


       Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                               PART A

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                            OF NEW YORK
                           80 Pine Street
                      New York, New York 10005

            INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED
                     VARIABLE ANNUITY CONTRACTS
                             issued by
                         VARIABLE ACCOUNT A
                                and
     AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

        The Individual Single Purchase Payment Deferred Variable Annuity Contracts (the "Contracts") described in this
  Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments. The Contracts may be used in retirement plans which do not qualify for federal tax advantages ("Non-Qualified Contracts") or in connection with retirement plans which may qualify as Individual Retirement Annuities ("IRA") under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code") or Section 403(b) of the Code ("403(b) Plans"). The Contracts will not be available in connection with retirement plans designed by American International Life Assurance Company of New York (the
  "Company") which qualify for the federal tax advantages available under Sections 401 and 457 of the Code. Purchasers intending to use the Contracts in connection with an IRA or 403(b) Plan should seek competent tax advice.
  <REDLINE>
        Purchase payments for the Contracts will be allocated to a segregated investment account of the Company which account has been designated Variable Account A (the "Variable Account"). The assets of each sub-account within the Variable Account are invested in a corresponding portfolio as selected by the Owner from the following 14 choices: the Conservative Investors Portfolio, Growth Investors Portfolio, Growth Portfolio, or Growth and Income Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. ("Alliance Funds"); the High Income Portfolio, Growth Portfolio, Money Market Portfolio, Overseas Portfolio, Asset Manager Portfolio, or Investment Grade Bond Portfolio of the FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS ("Fidelity Funds"); the Zero Coupon Portfolio of the DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus Fund"); the Gold and Natural Resources Portfolio, or Worldwide Balanced Portfolio of the VAN ECK WORLDWIDE INSURANCE TRUST ("Van Eck Funds"); or the DREYFUS STOCK INDEX FUND.

        This Prospectus concisely sets forth the information a prospective investor ought to know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information" which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. The Table of Contents of the Statement of Additional Information can be found on page of this Prospectus. For the Statement of Additional Information dated ________ ____, 1996, call or write American

  International  Life Assurance  Company of  New York; Attention:
  Variable Products,  80 Pine Street,  New York, New York  10005,
  1-800-340-2765

  INQUIRIES:   Purchaser inquiries  can be  made  by calling  the
  service office at 1-800-340-2765.</REDLINE>

  THESE SECURITIES  HAVE NOT BEEN APPROVED  OR DISAPPROVED BY THE
  SECURITIES AND  EXCHANGE  COMMISSION  NOR  HAS  THE  COMMISSION
  PASSED UPON THE ACCURACY OR  ADEQUACY OF THIS PROSPECTUS.   ANY
  REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        PLEASE READ THIS  PROSPECTUS CAREFULLY AND RETAIN IT  FOR
  YOUR FUTURE REFERENCE.
        THE   CONTRACTS  OFFERED  BY   THIS  PROSPECTUS  ARE  NOT
  AVAILABLE IN ALL STATES.

  <REDLINE>                 Date of Prospectus:   __________ ___,
  1996 </REDLINE>

                           TABLE CONTENTS

  PAGE
  Definitions
  Highlights
  Summary of Expenses
  Condensed Financial Information
        Calculation of Performance Data
  The Company
  The Variable Account <REDLINE>
  The Funds and the Investment Advisors Charges </REDLINE> and Deductions
        Deduction for Premium and Other Taxes
        Deduction for Mortality and Expense Risk
        Charge
        Deduction for Deferred Sales Charge
        Deduction for Administrative Charge
        Deduction for Income Taxes Other Expenses
  Rights under the Contracts
  Annuity Period
        Annuity Benefits
        Annuity Date
        Annuity Options
        Annuity Payments
  Death Benefit
        Death Benefit
        Death of the Purchaser
  Purchasing a Contract
        Application
        Purchase Payments
        Discount Purchase Programs
        Distributor
  Contract Value
  Withdrawals
        Partial Withdrawal
        Total Withdrawal
        Systematic Withdrawal Program
        Payment of Withdrawals
  Taxes
        Introduction
        Company Tax Status
        Taxation of Annuities In General
        Diversification Standards
        Qualified Plans
        Individual Retirement Annuities
        403(b) Plans
  Appendix - General Account Option
  Table of Contents of the Statement of
        Additional Information

                            DEFINITIONS

  Accumulation Period - The period prior to the Annuity Date.

  Accumulation  Unit  -  Accounting  unit   of  measure  used  to
  calculate the Contract Value prior to the Annuity Date.

  Age - Age means age last birthday.

  Annuitant  - The  person upon  whose continuation  of  life any
  annuity  payment involving  life  contingencies depends.    The
  Annuitant  named in the application.

  Annuity Date - The date at which annuity payments are to begin.

  Annuity Unit - Accounting unit of measure used to calculate variable annuity payments.

  Beneficiary -  The person or  persons named in the  application
  who will receive any benefit upon  the death of the Owner   (or
  Annuitant as applicable) prior to the Annuity Date.

  Contingent Owner - The Contingent Owner, if any, must be the spouse of the Purchaser as named in the application, unless changed.

  Contract Anniversary - The same month and date as the Date of Issue in each subsequent year of the Contract or Certificate.

  Contract Value - The value of all amounts accumulated under the Contract or Certificate.

  Contract Year - Any period of twelve (12) months commencing with the Date of Issue and each Contract or Certificate
  Anniversary thereafter.

  Contribution Year - any period of 12 months commencing with the date a Purchase Payment is made and ending on the same date in each succeeding 12 month period thereafter.

  Date of Issue - The date when the initial purchase payment was invested.

  Deferred Sales  Charge - The  sales charge that  may be applied
  against  amounts  withdrawn  prior  to   the  Annuity  Date  if
  withdrawal is within six years of a purchase payment.

  General Account - All of the Company's assets other than the assets of the Variable Account and any other separate accounts of the Company.
  <REDLINE>
  Office - The Annuity Service Office of the Company: One Alico Plaza, 600 King Street, P.O. Box 8718, Wilmington, DE 19899.
  </REDLINE>
  Owner - The person designated as contract owner or certificate owner in the application, unless changed.

  Valuation Date - Each day that the New York Stock Exchange is open for trading.

  Valuation Period - The period commencing as of the close of the New York Stock Exchange (presently 4 P.M., New York time) on each Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

  Variable Account - A separate investment account of the Company, designated Variable Account I, into which purchase payments will be allocated.

                             HIGHLIGHTS
  <REDLINE>
  Purchase payments for the Contracts will be allocated to a segregated investment account of the Company which account has been designated Variable Account A (the "Variable Account"). The Variable Account invests in shares of the Portfolios of the available Funds. </REDLINE>

  The Contracts provide that in the event that an Owner withdraws all or a portion of the Contract Value within the first six contract years there may be assessed a Deferred Sales Charge. The Deferred Sales Charge is based on a table of charges, of which the maximum charge is currently 6% of the Contract Value subject to a maximum of 8.5% of the purchase payment. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page _____.)

  Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payments or Contract Value. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5%. The Company will also deduct from any amount payable under the Contracts any income taxes a governmental authority requires the Company to withhold with respect to that amount. (See "Charges and Deductions- Deduction for Premium and Other Taxes" on page ____.)

  The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any income taxes. (See "Charges and Deductions - Deduction for Income Taxes" on page ____.)

  The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge" on page _____.)

  The Company deducts for each Valuation Period an Administrative Charge which is equal on an annual basis to
  0.15% of the average daily net asset value of the Variable Account. In addition, the Company deducts an annual Administrative Charge which is currently $30 per year, from the Contract Value. The Administrative Charges are designed to reimburse the Company for administrative expenses relating to maintenance of the Contract and the Variable Account. The Company may increase the annual Administrative Charge to an amount not to exceed $100 per year. (See "Charges and
  Deductions  -  Deduction for  Administrative  Charge"  on  page
  _____.)
  <REDLINE>
  There are deductions and expenses paid out of the assets of the Funds which are described in the accompanying Prospectuses for the Funds. </REDLINE>

  There is a 10% tax penalty applied to the income portion of any premature distribution from the Contracts. However, the penalty is not imposed on certain distributions including but not limited to amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Annuitant (or Owner, as applicable); (c) if the taxpayer is totally disabled; (d) in a series of substantially equal periodic payments made for the life of the taxpayer or for the joint lives of the taxpayer and his beneficiary; (e) under an immediate annuity; (f) which are allocable to purchase payments made prior to August 14, 1982; (g) under a qualified funding asset (as defined in Code Section 130(d)); or (h) that are purchased by an employer upon termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Withdrawals are deemed to be on a last-in-first-out basis. (See "Taxes - Taxation of
  Annuities in General" on page        )

  The Contract Owner may return the Contract within ten (10) days (the "Free Look Period") after it is received by delivering or mailing it to the Company's Office. If the Contract is purchased in Kansas or South Carolina and replaces any existing life insurance policy or annuity, the Contract Owner will be given a twenty (20) day Free Look Period. The return of the Contract by mail will be effective when the postmark is affixed to a properly addressed and postage prepaid envelope. The Company will refund the Contract Value. However, if the laws of a state require that the Company refund, during the Free Look Period, an amount equal to the purchase payment paid less any withdrawals, the Company will refund such an amount. In the case of Contracts issued in connection with an IRA the Company will refund the greater of the purchase payment, less any withdrawals, or the Contract Value.

                        SUMMARY OF EXPENSES


  Contract Owner Transaction Expenses           All Sub-Accounts

      Sales Loan Imposed on Purchases                      None
      Deferred Sales Load (as a percentage
      of amount surrendered):
        Contract Year 1                                    6%
        Contract Year 2                                    5%
        Contract Year 3                                    4%
        Contract Year 4                                    3%
        Contract Year 5                                    2%
        Contract Year 6                                    1%
        Contract Year 7 and thereafter                     None
      Exchange Fee Currently:
        First 12 Per Contract Year                         None
        Thereafter                                         $ 10
  <REDLINE>
  Annual Contract Fee                                      $ 30
  </REDLINE>
  Separate Account Expenses
  (as a percentage of average account value)
      Mortality and Expense Risk Fees                      1.25%
      Account Fees and Expenses                            15%
      Total Separate Account Annual Expenses               1.40%

  Annual Fund Expenses After Expense Reimbursements*

                                                                           Total
                                       Management              Other
  Portfolio
                                       Fee                     Expenses
  Expenses
  ALLIANCE
  Conservative Investors               0.00                    0.95        0.95
  Growth Investors                     0.00                    0.95        0.95
  Growth                               0.00                    0.95        0.95
  Growth and Income                    0.62                    0.28        0.90
  <REDLINE>
  Expenses on a hypothetical $1,000 policy, assuming 5% growth:<REDLINE>

  <REDLINE>

  If you Surrender:                    1 Year     3 Years      5 Years     1    0
  Years
  ALLIANCE
  Conservative Investors               80         114          150         276
  Growth Investors                     80         114          150         276
  Growth                               80         114          150         276
  Growth and Income                    79         113          147         271

  If you Annuitize:                    1 Year     3 Years      5 Years     1    0
  Years
  ALLIANCE
  Premier Growth                       25         75           129         276
  Growth & Income                      25         75           129         276
  Short Term Multi-Market              25         75           129         276
  All Others                           24         74           127         271

  If you do not Surrender              1 Year     3 Years      5 Years     1    0
  Years
  ALLIANCE
  Premier Growth                       25         75           129         276
  Growth & Income                      25         75           129         276
  Short Term Multi-Market              25         75           129         276
  All Others                           24         74           127         271

  Annual Fund Expenses After Expense Reimbursements

                                                                           Total
                                                  Management   Other
  Portfolio
                                                  Fee          Expenses
  Expenses
  DREYFUS
  Zero Coupon 2000                                0.00         0.00        0.00

  Expenses on a hypothetical $1,000 policy, assuming 5% growth:

  If you Surrender:                    1 Year     3 Years
  DREYFUS
  Zero Coupon 2000                     71         86

  If you Annuitize:                    1 Year     3 Years
  DREYFUS
  Zero Coupon 2000                     15         46

  If you do not Surrender              1 Year     3 Years
  DREYFUS
  Zero Coupon 2000                     15         46
  </TABLE




  Annual Fund Expenses After Expense Reimbursements

                                                                           Total
                                                  Management   Other
  Portfolio
                                                  Fee          Expenses
  Expenses
  DREYFUS STOCK
  INDEX FUND                                      0.30         0.10        0.40


  Expenses on a hypothetical $1,000 policy, assuming 5% growth:

  If you Surrender:                    1 Years    3 Years
  DREYFUS STOCK
  INDEX FUND                           75         98

  If you Annuitize:                    1 Year     3 Years
  DREYFUS STOCK
  INDEX FUND                           19         58

  If you do not Surrender              1 Year     3 Years
  DREYFUS STOCK
  INDEX FUND                           19         58


  Annual Fund Expenses After Expense Reimbursements

                                                                           Total
                                       Management              Other
  Portfolio
                                       Fee                     Expenses
  Expenses
  FIDELITY
  Asset Manager                        0.72                    0.08        0.80
  Growth                               0.62                    0.03        0.69
  High Income                          0.61                    0.10        0.71
  Overseas                             0.77                    0.15        0.92
  Money Market                         0.20                    0.07        0.27
  Investment Grade Bond                0.46                    0.21        0.67


  Expenses on a hypothetical $1,000 policy, assuming 5% growth:

  If you Surrender:                    1 Year     3 Years
  FIDELITY
  Asset Manager                        78         110
  Growth                               77         106
  High Income                          78         107
  Overseas                             80         113
  Money Market                         73         94
  Investment Grade Bond                77         106


  If you Annuitize:                    1 Year     3 Years
  FIDELITY
  Asset Manager                        23         71
  Growth                               22         67
  High Income                          22         68
  Overseas                             24         74
  Money Market                         18         54
  Investment Grade Bond                22         67

  If you do not Surrender              1 Year     3 Years
  FIDELITY
  Asset Manager                        23         71
  Growth                               22         67
  High Income                          22         68
  Overseas                             24         74
  Money Market                         18         54
  Investment Grade Bond                22         67


  Annual Fund Expenses After Expense Reimbursements

                                                                           Total
                                       Management              Other
  Portfolio
                                       Fee                     Expenses
  Expenses
  VAN ECK
  Worldwide Balance                    0.00                    0.00        0.00
  Gold and Natural Resources           0.96                    0.00        0.96


  Expenses on a hypothetical $1,000 policy, assuming 5% growth:

  If you Surrender:                    1 Year     3 Years
  VAN ECK
  Worldwide Balance                    71         86
  Gold and Natural Resources           80         114

  If you Annuitize:                    1 Year     3 Years
  VAN ECK
  Worldwide Balance                    15         46
  Gold and Natural Resources           25         75

  If you do not Surrender              1 Year     3 Years
  VAN ECK
  Worldwide Balance                    15         46
  Gold and Natural Resources           25         75

  </REDLINE>

        The purpose of the table set forth above is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Fund. The Annual Administrative Charge for purposes of the Expense Table, above, was based upon the assessment of a $30 charge on a Contract Value of $5,000.
  (See  "Charges and  Deductions" on  page               of  this
  Prospectus  and   "Management  of   the  Fund"   in  the   Fund
  Prospectus.)

        Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payments or Contract Value based on a percentage of premiums paid. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. (See "Charges and Deductions - Deduction for Premium
  and Other Taxes" on page           .)

        "Other Expenses" are based upon the expenses outlined under the section entitled "Management of the Fund" in the Fund Prospectus.
  <REDLINE>
        *Fund operating expenses for the Growth and Income Portfolio, before reimbursement by the Fund's investment adviser, for the period ending December 31, 1995, were 0.91%. Fund operating expenses for the following portfolios, before reimbursement by the relevant Fund's investment adviser for
  the period ending  December 31, 1995,   were  estimated to  be:
  20.35% for the Conservative Investors; 41.62% for the Growth Investors; 04.19% for the Growth; 0.71% for the High Income, 0.69% for the Growth; 0.27% for the Money Market; 0.92% for the Overseas; 0.80% for the Asset Manager; 0.67% for the Investment Grade Bond; 0.00% for the Zero Coupon; 0.40% for the Dreyfus Stock Index; 0.96% for the Gold and Natural Resources; and 78.40% for the Worldwide Balanced Portfolios, of the average daily net assets.
  </REDLINE>
        In the event that an Owner withdraws all or a portion of the Contract Value in excess of the Free Withdrawal Amount for the first withdrawal in a Contract Year, or makes subsequent withdrawals in a Contract Year, a Deferred Sales Charge may be imposed. The Free Withdrawal Amount is equal to 10% of the Contract Value at the time of withdrawal. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page ___.)


        The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                          CONDENSED FINANCIAL INFORMATION
                             ACCUMULATION UNIT VALUES*


                                            1994          1993        1992
  CONSERVATIVE INVESTORS
      Accumulation Unit Value
        Beginning of Period                 10.00         N/A         N/A
        End of Period                       10.03         N/A         N/A
      Accum Units o/s @ end of period       6,977.55      N/A         N/A

  GROWTH INVESTORS
      Accumulation Unit Value
        Beginning of Period                 10.00         N/A         N/A
        End of Period                       9.83          N/A         N/A
      Accum Units o/s @ end of period       3,185.25      N/A         N/A

  GROWTH
      Accumulation Unit Value
        Beginning of Period                 11.13         10.00       10.00
        End of Period                       10.48         11.13       10.00
      Accum Units o/s @ end of period       56,104.84     35,271.53   2,081.43

  GROWTH & INCOME
      Accumulation Unit Value
       Beginning of Period                  11.76         10.66       10.00
        End of Period                       11.57         11.76       10.66
      Accum Units o/s @ end of period       179,245.69    37,573.04   7,731.36



  *Funds were first invested in the Portfolios as listed below:

        Conservative Investors Portfolio    September 8, 1994
        Growth Investors Portfolio          October 12, 1994
        Growth (Alliance) Portfolio         August 12, 1994
        Growth and Income Portfolio         April 17, 1992.
  <REDLINE>
  *No financial information has been provided for the Zero Coupon 2000 Portfolio, Dreyfus Stock Index Portfolio, Money Market, Portfolio, Growth (Fidelity) Portfolio, Overseas Portfolio, Asset Manager Portfolio, Investment Grade Bond Portfolio, High Income Portfolio, Worldwide Balance Portfolio, or Gold and Natural Resources Portfolio, because, as of the date of this Prospectus, the Variable Account had not commenced operations with respect to such portfolios.
  </REDLINE>

  Calculation of Performance Data

        The Company may, from time to time, advertise certain performance related information concerning one or more of the Sub-accounts, including information as to total return and yield. Performance information about a Sub-account is based on the Sub-account's past performance only and is not intended as an indication of future performance.

        When the Company advertises the average annual total return of a Sub-account, it will usually be calculated for one, five, and ten year periods or, where a Sub-account has been in existence for a period less than one, five or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a Sub-account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any Deferred Sales Charge which would be payable if the account were redeemed at the end of the period) and calculating the average annual compounded rate of return necessary to produce the value of the investment at the end of the period. The Company may simultaneously present returns that do not assume a surrender and, therefore, do not deduct the Deferred Sales Charge.

        When the Company advertises the yield of a Sub-account it will be calculated based upon a given 30-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

        When the Company advertises the performance of the Money Market Sub-account it may advertise in addition to the total return either the yield or the effective yield. The yield of the Money Market Sub-account refers to the income generated by an investment in that Sub-account over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the Money Market Sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

        Total return at the Variable Account level is reduced by all contract charges: sales charges, mortality and expense risk charges, and the administrative charges, and is therefore lower than the total return at a Fund level, which has no comparable charges. Likewise, yield and effective yield at the Variable Account level take into account all recurring charges (except sales charges), and are therefore lower than the yield and effective yield at a Fund level, which has no comparable charges.

        Performance information for a Sub-account may be compared to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Shearson Lehman Hutton and Salomon Brothers or other indices measuring performance of a pertinent group of securities so that investors may compare a Sub-account's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; (iii) the
  Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and
  (iv) indices or averages of alternative financial products available to prospective investors, including the Bank Rate
  Monitor  which  monitors   average  returns  of   various  bank
  instruments.

  Financial Data

        Financial Statements of the Company may be found in the Statement of Additional Information.

                            THE COMPANY

        American International Life Assurance Company of New York (the "Company") is a stock life insurance company which was organized under the laws of the State of New York in 1962. The Company provides a full range of life insurance and annuity plans. The Company is a subsidiary of American International Group, Inc., which serves as the holding company for a number of companies engaged in the international insurance business, both life and general, in over 130 countries and jurisdictions around the world.

                        THE VARIABLE ACCOUNT

        The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to New York insurance law on June 5, 1986. This segregated asset account has been designated Variable Account A (the "Variable Account"). The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

        The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations of the Company. The Variable Account may be subject to liabilities arising from Sub-accounts whose assets are attributable to other variable annuity contracts offered by the Variable Account which are not described in this Prospectus.
  <REDLINE>
        The Variable Account is divided into Sub-accounts, with the assets of each Sub-account invested in shares of a corresponding portfolio of the available Funds. The Company may, from time to time, add additional Portfolios of a Fund, and, when appropriate, additional Funds to act as the funding vehicles for the Contracts.

  The Funds and The Investment Advisors

        Alliance Funds, Fidelity Funds, Dreyfus Funds, and Van Eck Funds (collectively, the "Funds") are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is made up of different series funds or Portfolios ("Portfolios"). The Dreyfus Stock Index Fund (also a "Fund" herein) is an open-end, non-
  diversified management investment company, intended to be a funding vehicle for separate accounts of life insurance companies. Shares of the Funds are sold to separate accounts of life insurance companies and may also be sold to qualifed plans. The investment objectives of each of the Portfolios in which Subaccounts invest are set forth below. There is, of course, no assurance that these objectives will be met. The Fund prospectuses may include series or Portfolios which are not available under this Contract.
  </REDLINE>

  ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

  Conservative Investors Portfolio

        This Portfolio seeks the highest total return without undue risk to principal by investing in a diversified mix of publicly traded equity and fixed-income securities.

  Growth Investors Portfolio

        This Portfolio seeks the highest total return available with reasonable risk by investing in a diversified mix of publicly traded equity and fixed-income securities.

  Growth Portfolio

        This  Portfolio seeks the long term growth  of capital by
  investing  primarily  in   common  stocks   and  other   equity
  securities.

  Growth and Income Portfolio

        This   Portfolio  seeks  to  balance  the  objectives  of
  reasonable current income and opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

        Alliance Variable Products Series Fund, Inc., is managed by Alliance Capital Management L.P., ("Alliance"). The fund also includes other portfolios which are not available for use by the Separate Account. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges, may be found in the current Alliance Funds Prospectus which contains a discussion of the risks involved in investing. The Alliance Funds Prospectus is included with this Prospectus.



  <REDLINE>
  DREYFUS VARIABLE INVESTMENT FUND

  Zero Coupon 2000 Portfolio

        This Portfolio seeks to provide as high an investment return as is consistent with the preservation of capital. This portfolio invests primarily in debt obligations of the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, receipts and certificates for such stripped debt obligations, and stripped coupons and zero coupon securities issued by domestic corporations. This portfolio's assets will consist primarily of portfolio securities which will mature on or about December 31, 2000, at which time the portfolio will be liquidated. Prior to December 31, 2000, you will be offered the opportunity to exchange your investment to another Subaccount.


  DREYFUS STOCK INDEX FUND

        This Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. In anticipation of taking a market position, the fund is permitted to purchase and sell stock index futures. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

        The Dreyfus Corporation serves as the investment advisor for the Zero Coupon 2000 Portfolio which is the available portfolio of the Dreyfus Variable Investment Fund. The fund also includes other portfolios which are not available under this prospectus as funding vehicles for the Contract. Wells Fargo Nikko Investment Advisers ("WFNIA") serves as the index fund manager of the Dreyfus Stock Index Fund. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assessed by the funds, are contained in the prospectuses of the Dreyfus Variable Investment Fund and of the Dreyfus Stock Index Fund, each of which is included with this Prospectus.


  FIDELITY INVESTMENT VARIABLE INSURANCE PRODUCTS FUNDS

  Growth Portfolio

        This Portfolio seeks to aggressively achieve capital appreciation through investments primarily in common stock.

  High Income Portfolio

        This Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, high-risk, lower-rated, fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. The potential for high yield is accompanied by higher risk. For a more detailed discussion of the investment risks associated with such securities, please refer to the relevant Fund's attached Prospectus.

  Overseas Portfolio

        This Portfolio seeks the long-term growth of capital primarily through investments in securities of companies and economies outside the United States.

  Money Market Portfolio

        This Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The fund will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers. An investment in Money Market Portfolio is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

  Asset Manager Portfolio

        This Portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term income instruments.

  Investment Grade Bond Portfolio

        This Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.

        Fidelity Management & Research Company ("FMR") is the investment advisor for the Variable Insurance Products Funds. FMR has entered into a sub-advisory agreement with FRM Texas, Inc., on behalf of the Money Market Portfolio. On behalf of the Overseas Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity International Investment Advisors
  (FIIA). FMR U.K. and FMR Far East also are sub-advisors to the Asset Manager Portfolio. Fidelity Funds include other portfolios which are not available under this prospectus as funding vehicles for the Contracts. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assessed by the Fidelity Funds, are contained in the prospectuses of the funds, included with this Prospectus.


  VAN ECK WORLDWIDE INSURANCE TRUST

  Worldwide Balanced Fund

        This Portfolio seeks long term capital appreciation together with current income by investing its assets in the United States and other countries throughout the world, and by allocating its assets among equity securities, fixed-income securities and short-term instruments.

  Gold and Natural Resources Fund

        This Portfolio seeks long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an investment objective.

        Van Eck Associates Corporation is the investment advisor and manager of The Van Eck Worldwide Insurance Trust ("Van Eck Funds"). Van Eck Associates Corporation serves as investment advisor to the Gold and Natural Resources Fund, and has entered into sub-advisory agreements to provide investment advice for certain portfolios. Fiduciary International Inc. ("FII") serves as a sub-advisor to the Worldwide Balanced Fund. Van Eck Funds include other portfolios which are not available under this prospectus as funding vehicles for the Contracts. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assessed by the Van Eck Funds, are contained in the prospectus for the funds included with this Prospectus.

  There is no assurance that the investment of the Portfolios will be met.

        The shares of Alliance Funds, Fidelity Funds, Dreyfus Fund, the Dreyfus Stock Index Fund, and Van Eck Funds are sold not only to the Variable Account, but may be sold to other separate accounts of the Company that fund benefits under variable annuity and variable life policies. The shares of the Funds are also sold to separate accounts of other insurance companies. It is conceivable that in the future it may become disadvantageous for variable life and variable annuity separate accounts to invest in the same underlying mutual fund. Although neither we nor Alliance Funds, Fidelity Funds, Dreyfus Fund, the Dreyfus Stock Index Fund, and Van Eck Funds currently perceive or anticipate any such disadvantage, the Funds will monitor events to determine whether any material conflict exists between variable annuity Owners and variable life Owners.

        Material conflicts could result from such occurrences as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund; or (4) differences between voting instructions given by variable annuity Owners and those given by variable life Owners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Owners. This could include discontinuance of investment in a Fund.

        Each Fund sells and redeems its shares at Net Asset Value without any sales charge. Any dividends or distributions from security transactions of a Fund are reinvested at Net Asset Value in shares of the same Portfolio; however, there are sales and additional charges associated with the purchase of the Contracts.
        Further information about the Funds and the managers is contained in the accompanying prospectuses, which You should read in conjunction with this prospectus.
  </REDLINE>
  Substitution of Securities

        If investment in a Subaccount should no longer be possible or, if in Our judgment, becomes inappropriate to the purposes of the Contracts, or, if in Our judgment, investment in another Subaccount or separate account is in the interest of Owners, We may substitute another Subaccount separate account. No substitution may take place without notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the 1940 Act and applicable law.

  Voting Rights

        The Funds do not hold regular meetings of shareholders. The Directors of a Fund may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Investment Company Act of 1940 or the Articles of Incorporation of a Fund. In accordance with its view of present applicable law, the Company will vote the shares of a Fund held in the Variable Account at special meetings of the shareholders of the Fund in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions from Owners and those shares which it owns in the same proportion as it votes shares for which it has received instructions from Owners.

        The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of a Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting. The person having such voting rights will be the Owner before the Annuity Date, and thereafter, the payee entitled to receive payments under the Contract. During the Annuity Period, voting rights attributable to a Contract will generally decrease as the Contract Value attributable to an Annuitant decreases.

        The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds invested in the General Account.

  Allocation Of Purchase Payments to Sub-accounts

        Purchase payments are allocated to the Sub-account(s) selected by the Owner in the application except that in those states which require the Company to deduct premium taxes upon receipt of a purchase payment the Company will deduct the premium tax prior to allocating the purchase payment to such Sub-account(s). The selection must specify a percentage for each Sub-account that is a whole number, and must be either 0% or a number equal to or greater than 10%. At the time of the allocation the purchase payment is divided by the value of the Accumulation Unit for the particular Sub-account for the Valuation Period during which such allocation occurs to determine the number of Accumulation Units attributable to the purchase payment.

        The purchase payment under an IRA plan will be allocated to the Money Market Sub-account until the expiration of twenty
  (15) days from the day the Contract is mailed from the Company's office. Thereafter, the Contract Value shall be reallocated in accordance with instructions specified in the application.

  Transfer Of Contract Values

        Before the Annuity Date, the Owner may transfer, by written request or telephone authorization, Contract Values from one Sub-account to another Sub-account, subject to the following conditions:

        (a) the amount transferred from any Sub-account must be at least $1,000 (or the entire Sub-account value, if less);

        (b)   if   less  than   $1,000   would  remain   in   the
              Sub-account after the transfer, the Company will transfer the entire amount in the Sub-account;

        (c)   the Company  may reject any  more than twelve  (12)
              transfer requests per Contract Year; and

        (d) The Company will deduct any transfer charge assessed on the transaction.
              The Company is currently not assessing a transfer fee for the first twelve (12) transfers per Contract Year. The Company is assessing a transfer fee of $10 per transfer thereafter. The Company may increase the transfer fee to an amount not to exceed $30 per transfer. The transfer fee will be deducted from either the Sub-account which is the source of the transfer or from the amount transferred if the entire value in the Sub-account is transferred.

        Transfer by telephone is authorized by and described in the application for the Contract. The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. All calls will be recorded. All transfers performed by telephone authorization will be confirmed in writing to the Contract Owner. The
  Company is not liable for any loss, cost, or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

        Transfer  privileges   are  further   explained  in   the
  Statement of Additional Information.

        After  the  Annuity  Date,  the  payee   of  the  annuity
  payments may transfer the Contract Value allocated to the Variable Account from one Sub-account to another Sub-account. However, the Company reserves the right to refuse any more than one transfer per month. The transfer fee is the same as before the Annuity Date. This transfer fee will be deducted from the next annuity payment after the transfer. If following the transfer, the units remaining in the Sub-account would generate a monthly payment of less than $100, then the Company may transfer the entire amount in the Sub-account.

        Once the transfer is effected, the Company will recompute the number of Annuity Units for each Sub-account. The number of Annuity Units for each Sub-account will remain the same for the remainder of the payment period unless the payee requests another change.

                       CHARGES AND DEDUCTIONS

        Various  charges and  deductions  are made  from Contract
  Values and the Variable Account. These charges and deductions are as follows:

  Deduction for Premium and Other Taxes

        Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payment or Contract Value . Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time of annuitization. The Company currently intends to advance any premium taxes due at the time purchase payments are made and then deduct premium taxes from the Contract Value at the time annuity payments begin or upon surrender if the Company is unable to obtain refund of or otherwise obtain a credit for any excess premium taxes paid. The Company reserves the right to deduct premium taxes when incurred. Premium taxes are subject to being changed or amended by state legislatures, administrative interpretations or judicial acts.

        The Company will also deduct from any amount payable under the Contracts any income taxes a governmental authority requires the Company to withhold with respect to that amount.

  Deduction for Mortality and Expense Risk Charge

        The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the
  Variable Account (consisting of approximately .90% for mortality risks and approximately .35% for expense risks). The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the
  Annuity Date  for  the life  of  the  Annuitant, to  waive  the
  Deferred Sales  Charge  in  the  event  of  the  death  of  the
  Annuitant and to provide the death benefit prior to the Annuity Date. The expense risk assumed by the Company is that the costs of administering the Contracts and the Variable Account will exceed the amount received from any Administrative Charge.

        If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company.

        The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

        The Mortality and Expense Risk Charge is deducted during the Accumulation Period and after the Annuity Date.

        The Company currently offers annuity payment options that are based on a life contingency. (See "Annuity Period -
  Annuity Options" on  page           .)  It is  possible that in
  the future the Company may offer additional payment options which are not based on a life contingency. If this should occur and if a Owner should elect a payment option not based on a life contingency, the Mortality and Expense Risk Charge is still deducted but the Owner receives no benefit from it.

  Deduction for Deferred Sales Charge

        In the event that a Contract Owner withdraws all or a portion of the Contract Value in excess of the Free Withdrawal Amount for the first withdrawal in a Contract Year other than by way of the Systematic Withdrawal Program, or makes subsequent withdrawals in a Contract Year, a Deferred Sales Charge may be imposed. The Free Withdrawal Amount is equal to 10% of the Contract Value at the time of withdrawal.

        The Deferred Sales Charge is deducted based upon a percentage of the Contract Value which includes the purchase payment and earnings. Since earnings are included it is possible that the actual amount of the Deferred Sales Charge may increase even though the percentage may go down.

        The Deferred Sales Charge will vary in amount depending upon the time which has elapsed since the Date of Issue. The amount of any withdrawal which exceeds the Free Withdrawal
  Amount will be subject to the following charge:

                                      Applicable Deferred
  Contract Year                       Sales Charge Percentage

           1                                   6%
           2                                   5%
           3                                   4%
           4                                   3%
           5                                   2%
           6                                   1%
           7 and thereafter                    0%

        The aggregate Deferred Sales Charges paid with respect to a Contract shall not exceed 8.5% of the purchase payment for such Contract.

        The Deferred Sales Charge is intended to reimburse the Company for expenses incurred which are related to Contract sales. The Company does not expect the proceeds from the Deferred Sales Charge to cover all distribution costs. To the extent such charge is insufficient to cover all distribution costs, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

        Certain  restrictions  on  surrenders   are  imposed   on
  Contracts issued  in  connection  with retirement  plans  which
  qualify  under Code  Section 403(b)  (a  "403(b) Plan").   (See
  "Taxes - 403(b) Plans" on page     .)

  Deduction for Administrative Charge

        The Company deducts for each Valuation Period a daily Administrative Charge which is equal on an annual basis to .15% of the average daily net asset value of the Variable Account. The Company also deducts an annual Administrative Charge which is currently $30 per year, from the Contract Value. The Company may increase the annual Administrative Charge to an amount not to exceed $100 per year. The Administrative Charges are designed to reimburse the Company for the costs it incurs relating to maintenance of the Contract and the Variable Account. The Company will not derive a profit from the Administrative Charge.

        Prior to the Annuity Date, the annual Administrative Charge is deducted from the Contract Value on each Contract Anniversary. If the Annuity Date is a date other than a Contract Anniversary, the Company will also deduct a pro-rata portion of the annual Administrative Charge from the Contract Value for the fraction of the Contract Year preceding the Annuity Date.

        The annual Administrative Charge is also deducted in full on the date of any total withdrawal. The annual Administrative Charge will be deducted from each Sub-account of the Variable Account in the proportion that the value of each Sub-account attributable to the Contract bears to the total Contract Value.

        After the Annuity Date, the annual Administrative Charge is deducted on a pro-rata basis from each annuity payment and is guaranteed to remain at the same amount as at the Annuity
  Date.

  Deduction for Income Taxes

        The Company  deducts from the  Contract Value and/or  the
  Variable Account  any Federal income  taxes resulting from  the
  operation of  the  Variable  Account.   The  Company  does  not
  currently anticipate incurring any income taxes.

  Other Expenses

        There are deductions from and expenses paid out of the assets of the Fund which are described in the accompanying
  Prospectuses for the Funds.

  <REDLINE>
                  ADMINISTRATION OF THE CONTRACTS

        While the Company has primary responsibility for all administration of the Contracts and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. DVFS serves as the administrator to various insurance companies offering variable contracts. </REDLINE>

                     RIGHTS UNDER THE CONTRACTS

        The Owner has all rights and may receive all benefits under the Contract. The Owner is named in the application. Ownership may be changed prior to the Annuity Date through the submission of written notification of the change to the Company on a form acceptable to the Company. On and after the Annuity Date, the Annuitant and Owner shall be one in the same person , unless otherwise provided for. In the case of Contracts issued in connection with an IRA, the Owner must be the Annuitant.

        The Owner's spouse is  the only person eligible to be the
  Contingent Owner.   (See "Death  Benefit - Death  of the Owner"
  on page  .)    Any new choice of Annuitant or  Contingent Owner
  will automatically revoke any prior choices.

        The Owner may, except in the case of a Contract issued in connection with either an IRA or a 403(b) Plan, assign a Contract at any time before the Annuity Date and while the Annuitant is alive. A copy of any assignment must be filed with the Company. The Company is not responsible for the validity of any assignment. If the Contract is assigned, the rights of the Owner and those of any revocable Beneficiary will be subject to the assignment. An assignment will not affect any payments the Company may make or action it may take before it is recorded. Inasmuch as an assignment or change of ownership may be a taxable event, Owners should consult competent tax advisers should they wish to assign their Contracts.

        The Contract may be modified only with the consent of the Owner, except as may be required by applicable law.


                           ANNUITY PERIOD

  Annuity Benefits

        If  the  Annuitant and  Owner  are alive  on the  Annuity
  Date, the Company will begin making payments to the Annuitant under the annuity option or options the Owner has chosen.

        The Owner may choose or change an annuity payment option by making a written request at least thirty (30) days prior to the Annuity Date.

        The amount of the payments will be determined by applying the Contract Value on the Annuity Date. The amount of the annuity payments will depend on the age of the payee at the time the settlement contract is issued. At the Annuity Date the Contract Value in each Sub-account will be applied to the applicable annuity tables contained in the Contract. The amount of the Sub-account annuity payments are determined through a calculation described in the Section captioned "Annuity Provisions" in the Statement of Additional Information.

  Annuity Date

        The Annuity Date for the Annuitant is:

        (a) the first day of the calendar month following the later of the Annuitant's 85th birthday or the 10th Contract Anniversary; or

        (b)  such earlier date as may be set by applicable law.

        The  Owner   may  designate  an   earlier  date  in   the
  application or may change the Annuity Date by making a written request at least thirty (30) days prior to the Annuity Date being changed. However, any Annuity Date must be:

        (a)  no later than the date defined in (a) above; and

        (b)  the first day of a calendar month.

  Annuity Options

        The Owner may choose to receive annuity payments which are fixed, or which are based on the Variable Account, or a combination of the two. If the Owner elects annuity payments which are based on the Variable Account, the amount of the payments will be variable. The Owner may not transfer
  Contract Values between the General Account and the Variable Account after the Annuity Date, but may, subject to certain conditions, transfer Contract Values from one Sub-account to another Sub-account. (See "The Variable Account - Transfer
  of Contract Values" on page        .)

        If the Owner has not made any annuity payment option selection at the Annuity Date, the Contract Value will be applied to purchase Option 2 fixed basis annuity payments and Option 2 variable basis annuity payments, in proportion to the amount of Contract Value in the General Account and the Variable Account, respectively.

        The annuity payment options are:

        Option 1:   Life Income.  The Company will pay an annuity
  during the lifetime of the payee.

        Option  2:    Life  Income  with  10  Years  of  Payments
  Guaranteed.    The  Company  will  pay an  annuity  during  the
  lifetime  of  the payee.    If,  at  the death  of  the  payee,
  payments have been made for less than 10 years:

        (a) payments will be continued during the remainder of the period to the successor payee;

        (b) the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this Option; or

        (c) the guaranteed period will not in the case of Contracts issued in connection with an IRA exceed the life expectancy of the Annuitant at the time the first payment is due.

        Option 3: Joint and Last Survivor Income. The Company will pay an annuity for as long as either the payee or a designated second person is alive. In the event that the Contract is issued in connection with an IRA, the payments in this Option will be made only to the Annuitant and the Annuitant's spouse.

        The annuity payment options are more fully explained in the Statement of Additional Information. The Company may also offer additional options at its own discretion.

  Annuity Payments

        If the Contract Value applied to annuity payment options is less than $2,000, the Company has the right to pay the amount in a lump sum in lieu of annuity payments. The Company makes all other annuity payments monthly. However, if the total monthly annuity payment would be less than $100 the Company has the right to make payments semi-annually or annually.

        If fixed annuity payments are selected, the amount of each fixed payment is determined by multiplying the Contract Value allocated to purchase fixed annuity payments by the factor shown in the annuity table specified in the Contract for the option selected, divided by 1,000.

        If variable annuity payments are selected, the Annuitant receives the value of a fixed number of Annuity Units each month. The actual dollar amount of variable annuity payments is dependent upon: (i) the Contract Value at the time of annuitization; (ii) the annuity table specified in the Contract; (iii) the Annuity Option selected; (iv) the investment performance of the Sub-account selected; and (v) the pro-rata portion of the annual Administrative charge.

        The annuity tables contained in the Contract are based on a 5% assumed investment rate. If the actual net investment rate exceeds 5%, payments will increase. Conversely, if the actual rate is less than 5%, annuity payments will decrease.

                           DEATH BENEFIT
  Death Benefit

        If the Annuitant (or Owner, if applicable) dies before the Annuity Date, the Company will pay a death benefit equal to the greater of: (a) the purchase payments paid less withdrawals; (b) the Contract Value; or, (c) the greatest Contract Value at any sixth contract anniversary increment (i.e., sixth, twelfth, eighteenth, etc.) less any subsequent withdrawals. However, in North Carolina the Company will pay a death benefit equal to the greater of (a) or (b) only.

        Before the Company will pay any death benefit, the Company will require due proof of death. The Company will determine the value of the death benefit as of the Valuation Period following receipt of due proof of death at the Company's Office. The Company will pay the death benefit to the Beneficiary in accordance with any applicable laws governing the payment of death proceeds.

        Payment of the death benefit may be made in one lump sum or applied under one of the annuity payment options. (See "Annuity Period - Annuity Options" on page .) The Contract Owner may by written request elect that any death benefit of at least $2,000 be received by the Beneficiary under an annuity payment option. (See "Annuity Period - Annuity Options" on page .) The Contract Owner may choose or change a payment option at any time prior to the Annuitant's death. If at the time the Annuitant dies, the Contract Owner has made no request for a payment option, the Beneficiary has sixty
  (60) days in which to make a written request to elect either a lump sum payment or any annuity payment option. Any lump sum payment will be made within seven (7) days after the Company has received due proof of death and the written election of the Beneficiary, unless a delay of payments provision is in effect. (See Statement of Additional Information - "General Information - Delay of Payments.")

        In the event that the Annuitant and the Contract Owner are the same individual, the death of that individual will be treated by the Company as the death of the Annuitant.


  Death of the Owner

        If  an Owner  dies before  the Annuity  Date,  the entire
  Contract Value must be distributed within five (5) years of the date of death, unless:

        (a) it is payable over the lifetime of a designated Beneficiary with distributions beginning within one
             (1) year of the date of death; or

        (b) the Contingent Owner, if any, continues the Contract in his or her own name.

        In the  case of  Contracts issued  in connection with  an
  IRA plan,  the Beneficiary  or  Contingent Owner  may elect  to
  accelerate these payments.   Any method of  acceleration chosen
  must be approved by the Company.

        If the Owner dies after the Annuity Date, distribution will be as provided in the annuity payment option selected.


                       PURCHASING A CONTRACT

  Application

        In order to acquire a Contract, an application provided by the Company must be completed and submitted to the Company for acceptance. The Company must also receive the purchase payment. Upon acceptance, the Contract is issued to the Owner and the purchase payment is then credited to the Variable Account and converted into Accumulation Units, except in those states where the applicable premium tax is deducted from the purchase payment. (See Allocation of Purchase Payment to Sub-accounts" on page .) If the application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two (2) business days of receipt. In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the application for a Contract is not in good order, the Company will attempt to get it in good order within five (5) business days or the Company will return the application and the purchase payment, unless the prospective owner specifically consents to the Company's retaining them until the application is made complete.

  Minimum Purchase Payment

        The Contracts are offered on a single purchase payment basis. The minimum purchase payment the Company will accept is $5,000.

  Distributor

        AIG Equity Sales Corp. ("AESC"), formerly known as American International Fund Distributors, Inc., 80 Pine Street, New York, New York, acts as the distributor of the Contracts. AESC is a wholly-owned subsidiary of American International Group, Inc. and an affiliate of the Company.

        Commissions will be paid to registered representatives of AESC and other entities which sell the Contracts. Additional payments may be made for other services not directly related to the sale of the Contracts, including the recruitment and training of personnel, production of promotional literature, and similar services.

        Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were prohibited from performing certain agency or administrative services and receiving fees from AESC, Owners who purchased Contracts through the bank would be permitted to retain their Contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.


                           CONTRACT VALUE

        The Contract Value is the sum of the value of all Sub-account Accumulation Units attributable to the Contract and amounts contributed to a guarantee period of the General Account. (See "Appendix-General Account Option"). The value of an Accumulation Unit will vary from Valuation Period to Valuation Period. The value of an Accumulation Unit is determined at the end of the Valuation Period and reflects the investment earnings, or loss, and the deductions for the Valuation Period.


                            WITHDRAWALS
  Partial Withdrawal

        The  Owner may  partially withdraw  Contract Values  from
  the  Contract   prior  to  the  Annuity   Date.    Any  partial
  withdrawal is subject to the following conditions:

        (a)  the Company must receive a written request;

        (b)  the amount requested must be at least $500;

        (c)  any  applicable   Deferred  Sales   Charge  will   be
             deducted;

        (d) the amount withdrawn will be the sum of the amount requested and the amount of any applicable Deferred Sales Charge; and

        (e) the Company will deduct the amount requested plus any Deferred Sales Charge from each Sub-account of the Variable Account either as specified or in the proportion that the Sub-account bears to the total Contract Value.

  Systematic Withdrawal Program

        During the Accumulation Period an Owner may at any time elect in writing to take systematic withdrawals from one or more of the Sub-accounts for a period of time not to exceed 12 months. In order to initiate this program, the amount to be systematically withdrawn must be equal to or greater than $200 provided that the Contract Value is equal to or greater than $24,000 and the amount to be withdrawn does not exceed the Free Withdrawal Amount. Systematic withdrawals will be made
  without  the  imposition   of  the  Deferred  Sales   Charge.
  Systematic withdrawals may occur monthly or quarterly.

        The systematic withdrawal program may be cancelled at any time by written request or automatically should the Contract Value fall below $1,000. In the event the systematic withdrawal program is cancelled, the Owner may not elect to
  participate  in   such   program   until  the   next   Contract
  Anniversary.

        An Owner may change once per Contract Year the amount or frequency subject to be withdrawn on a systematic basis.

        The systematic withdrawal program is annually renewable, although the limitations set forth above shall continue to apply.

        The  Free Withdrawal Amount  (see "Charges and Deductions
  - Deduction for Deferred Sales Charge" on page ) and Dollar Cost Averaging (See Statement of Additional Information- "General Information- Transfers") are not available while a Owner is receiving systematic withdrawals. A Owner will be entitled to the Free Withdrawal Amount and Dollar Cost Averaging on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

        Implementation of the systematic withdrawal program may subject a Owner to adverse tax consequences, including a 10% tax penalty tax. (See "Taxes - Taxation of Annuities in General" on page for a discussion of the tax consequences of withdrawals.)

  Total Withdrawal

        The Owner  may withdraw the  entire Contract Value  prior
  to the Annuity Date. A total withdrawal will cancel the Contract. The total withdrawal value is equal to the Contract Value next calculated after receipt of the written withdrawal request, less any applicable Deferred Sales Charge, less the annual Administrative Charge and less any applicable premium taxes, and, less any applicable charges assessed to amounts in the General Account. (See "Charges and Deductions" on page .)


  Payment of Withdrawals

        Any Contract Values withdrawn will be sent to the Owner within seven (7) days of receipt of the written request, unless the Delay of Payments provision is in effect. (See Statement of Additional Information - "General Information - Delay of Payments.") (See "Taxes - Taxation of Annuities in General" on page for a discussion of the tax consequences of withdrawals.)

        The Company reserves the right to ensure that a Owner's check or other form of purchase payment has been cleared for payment prior to processing any withdrawal or redemption request occurring shortly after a purchase payment.

        Certain  restrictions  on   withdrawals  are  imposed  on
  Contracts issued in  connection with 403(b) Plans.  (See "Taxes
  - 403(b) Plans" on page    .)

                               TAXES
  Introduction

        The Contracts are designed to accumulate Contract Values with retirement plans which, except for IRAs and 403(b) Plans, are generally not tax-qualified plans ("Qualified Plans"). The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depend on the Company's tax status and upon the tax and employment status of the individual concerned. Accordingly, each potential Owner should consult a competent tax adviser regarding the tax consequences of purchasing a Contract.

        The following discussion is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury
  Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Fund.

  Company Tax Status

        The Company  is taxed as a  life insurance company  under
  Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Contract Value. Under existing Federal income tax law, the Variable Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes from the assets of the Variable Account should they be imposed with respect to such items in the future.

  Taxation of Annuities in General - Non-Qualified Plans

        Code Section 72 governs the taxation of annuities. In general, a Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under the Contract. However, under certain circumstances, the increase in value may be subject to tax currently. (See "Taxes - Contracts Owned by Non-Natural Persons," on page and "Taxes - Diversification Standards" on page____.)

  Withdrawals prior to the Annuity Date

        Code Section 72 provides that a total or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the contract," as that term is defined under the Code. The "investment in the contract" can generally be described as the cost of the Contract. It generally constitutes the sum of all purchase payments made for the contract less any amounts received under the Contract that are excluded from gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

  Withdrawals on or after the Annuity Date

        Upon receipt of a lump sum payment or an annuity payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, the taxable portion of payments under the Contract will be taxed as ordinary income.

        For fixed annuity payments, the taxable portion of each payment is generally determined by using a formula known as the "exclusion ratio", which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the nontaxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

        The Company is obligated to withhold Federal income taxes from certain payments unless the recipient elects otherwise. Prior to the first payment, the Company will notify the payee of the right to elect out of withholding and will furnish a form on which the election may be made. The payee must properly notify the Company of that election in advance of the payment in order to avoid withholding.

  Penalty Tax on Certain Withdrawals

        With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a 10% penalty tax is imposed upon the portion of such amount which is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Owner (or where the Owner is not an individual, the death of the
  "primary annuitant", who is defined as the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7);

  (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) allocable to investment in the Contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

        If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount equal to the tax that would have been imposed but for item (iii) above as determined under Treasury Regulations, plus interest for the deferral period. The foregoing rule applies if the modification takes place: (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2; or (b) before the taxpayer reaches age 59 1/2.

  Assignments

        Any assignment or pledge of the Contract as collateral for a loan may result in a taxable event and the excess of the Contract Value over purchase payments will be taxed to the assignor as ordinary income. Please consult your tax adviser prior to making an assignment of the Contract.

  Distribution-at-Death Rules

        In order to be treated as an annuity contract for Federal income tax purposes, a Contract must generally provide for the following two distribution rules: (i) if the Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as the method in effect on the Owner's death; and (ii) if a Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to a designated Beneficiary, however, such interest may be annuitized over the life of that Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as distributions commence within one year after the date of death. If the Beneficiary is the spouse of the Owner, the Contract may be continued unchanged in the name of the spouse as Owner.

        If the Owner is not an individual, the "primary annuitant" (as defined under the Code) is considered the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

  Gifts of Contracts

        Any transfer of a Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract. The transferee will receive a step-up in basis for the amount included in the transferor's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

  Contracts Owned by Non-Natural Persons

        If the Contract is held by a non-natural person (for example, a corporation or trust) the Contract is generally not treated as an annuity contract for Federal income tax purposes, and the income on the Contract (generally the excess of the Contract Value over the purchase payments) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply when the Contract is acquired by the estate of a decedent, when the Contract is held under certain qualified plans, when the Contract is a qualified funding asset for structured settlements, when the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

  Section 1035 Exchanges

        Code Section 1035 provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Code Section 1035 transactions. Prospective owners wishing to take advantage of Code Section 1035 should consult their tax advisers.


  Multiple Contracts

        Annuity contracts that are issued by the same company (or affiliate) to the same Owner during any calendar year will be treated as one annuity contract in determining the amount includable in the taxpayer's gross income. Thus, any amount received under any such contract prior to the contract's annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury has broad regulatory authority to prevent avoidance of the purposes of this aggregation rule. It is possible that, under this authority, Treasury may apply this rule to amounts that are paid as annuities (on or after the starting date) under annuity contracts issued by the same company to the same Owner during any calendar year period. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income. Owners should consult a tax adviser before purchasing more than one Contract or other annuity contracts.

  Diversification Standards

        To comply with the diversification regulations promulgated under Code Section 817(h) (the "Diversification Regulations"), after a start-up period, each Sub-account is required to diversify its investments. The Diversification Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of the assets of a Sub-account is represented by any one investment,  no  more  than  70%  is  represented  by  any  two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies so that an investment in the Fund is not treated as one investment but is treated as an investment in a pro-rata portion of each underlying asset of the Fund. All securities of the same issuer are treated as a single investment. In the case of government securities, each Government agency or instrumentality is treated as a separate issuer.

        In connection with the issuance of the proposed and temporary version of the Diversification Regulations,
  Treasury announced that such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular divisions of a separate account. It is possible that if and when additional regulations or IRS pronouncements are issued, the Contract may need to be modified to comply with such rules. For these reasons, the Company reserves the right to modify the
  Contract, as necessary, to prevent the Owner from being considered the owner of the assets of the Variable Account.

        The Company  intends to comply  with the  Diversification
  Regulations to assure that the Contracts continue to be treated as annuity contracts for Federal income tax purposes.

  Qualified Plans

        The  Contracts  may  be  used  to  create  an  IRA.   The
  Contracts are also available for use in connection with a previously established 403(b) Plan. No attempt is made herein to provide more than general information about the use of the Contracts with IRAs or 403(b) Plans. The information herein is not intended as tax advice. A prospective Owner considering use of the Contract to create an IRA or in connection with a 403(b) Plan should first consult a competent tax adviser with regard to the suitability of the Contract as an investment vehicle for their qualified plan.

        While the Contract will not be available in connection with retirement plans designed by the Company which qualify for the federal tax advantages available under Sections 401 and 457 of the Code, a Contract can be used as the investment medium for an individual Owner's separately qualified retirement plan. Under amendments to the Internal Revenue Code which became effective in 1993, distributions for a qualified plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan. If the recipient is unable to take full advantage of the tax-free rollover provisions, there may be taxable income, and the imposition of a 10% penalty if the recipient is under age 59 1/2. A prospective Owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the provisions of the Code applicable to qualified plans.

  Individual Retirement Annuities

        Section 408 of the Code permits eligible individuals to contribute to an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. Sales of the Contracts for use with IRAs are subject to special requirements imposed by the Service, including the requirement that informational disclosure be given to each person desiring to establish an IRA. The IRAs offered by this Prospectus are not available in all states.

  403(b) Plans

        Code Section 403(b)(11) imposes certain restrictions on a Owner's ability to make partial withdrawals from Code
  Section 403(b) Contracts, if attributable to purchase payments made under a salary reduction agreement. Specifically, Code
  Section 403(b)(11) allows a Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payments may be withdrawn. In addition, under Code Section
  403(b) the employer must comply with certain non-discrimination requirements. Owners should consult their employers to determine whether the employer has complied with these rules. The 403(b) Plan offered by this Prospectus is not available in all states.

                              APPENDIX

  GENERAL ACCOUNT OPTION

        Under the General Account option, Contract Values are held in the Company's General Account. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 nor is the General Account registered as an investment company under the Investment Company Act of 1940. The Company understands that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the General Account portion of the Contract. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. The General Account option is not available in all states.

        Contract Owners may elect to allocate amounts to the General Account provided that the Contract Owner specifies a percentage that is a whole number and is equal to 0 or equal to or greater than 10%. Contract Owners may also transfer amounts to the General Account. Amounts allocated or transferred to the General Account are credited with interest on a daily basis at the then applicable effective guarantee rate. The effective guarantee rate is that rate declared for the calendar month in which amounts are allocated or transferred to the General Account. Therefore, if the
  Contract  Owner  has  allocated   or  transferred  amounts   at
  different times to the General Account, each allocation or transfer may have a unique effective guarantee rate and guarantee period associated with that amount. The Company guarantees that the effective guarantee rate will not be changed more than once per year and will not be less than 4% per annum.

        The Contract Owner may transfer amounts to the General Account prior to the Annuity Date by written request or telephone authorization. However, no more than four transfers may be made to the General Account per Contract Year and the amount transferred to the General Account must be at least 25% of the Contract Value, or the entire amount in the Variable Account, if less. (See "Alliance Variable Products Series
  Fund, Inc. - Transfer of Contract Values" on page    .)

        The Contract Owner may transfer amounts out of the General Account only at the end of the guarantee period
  associated  with  that  amount.    Prior  to  the  end  of  the
  guarantee period the Contract Owner may specify the Sub-accounts of the Variable Account to which the Contract
  Owner wants amounts transferred. If the Contract Owner does not notify the Company prior to the end of the guarantee period, the Company will apply that amount to a new guarantee period in the General Account, which is then subject to the same conditions as the original guarantee period. The guarantee rate associated with the new guarantee period may be different from the effective guarantee rate applicable to the previous guarantee period. These transfers will be handled at no charge to the Contract Owner. All other provisions which apply to transfers among the Sub-accounts (See "Alliance Variable Products Series Fund, Inc. - Transfer of Contract
  Values"  on page          ) and which  do not conflict with the
  provisions set forth above will continue to apply.

        Contract Owners may not make a partial withdrawal from the General Account prior to the Annuity Date unless:

        (a)  all of the Contract Owner's funds are in the  General
             Account; or
        (b) the Contract Owner does not specify from which funds the partial withdrawal is to be deducted. In that event, the Company will deduct the amount from each Sub-account of the Variable Account and each amount allocated to each guarantee period of the General Account in the proportion that each bears to the Contract Value.

        The Deferred Sales Charge (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page ) will be deducted from the Sub-accounts of the Variable Account and from each amount allocated to each guarantee period of the General Account in the proportion that the withdrawal was made from these accounts.

        The annual Administrative Charge (See "Charges and Deductions - Deductions for Administrative Charge" on page
  ) and Premium Taxes, if applicable, (See "Charges and Deductions - Deduction for Premium and Other Taxes" on page
  ) will be deducted proportionately from each Sub-account of the Variable Account and from each amount in each guarantee period of the General Account.

        If the Contract Owner has not made any annuity option selection at the Annuity Date, the Contract Value will be applied to purchase Option 2 fixed basis annuity payments and Option 2 variable basis annuity payments, in proportion to the amount of Contract Value in the General Account and the Variable Account, respectively. (See "Annuity Period - Annuity
  Options" on page     .)

    TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


                                                             Page
  General Information . . . . . . . . . . . . . . . . . . . . .
        The Company   . . . . . . . . . . . . . . . . . . . . .
        Independent Accountants   . . . . . . . . . . . . . . .
        Legal Counsel   . . . . . . . . . . . . . . . . . . . .
  Distributor . . . . . . . . . . . . . . . . . . . . . . . . .
        Calculation of Performance Related Information  . . . .
        Delay of Payments   . . . . . . . . . . . . . . . . . .
        Transfers   . . . . . . . . . . . . . . . . . . . . . .
  Method of Determining Contract Values . . . . . . . . . . . .
  Annuity Provisions  . . . . . . . . . . . . . . . . . . . . .
  Annuity Benefits  . . . . . . . . . . . . . . . . . . . . . .
        Annuity Options   . . . . . . . . . . . . . . . . . . .
        Variable Annuity Payment Values   . . . . . . . . . . .
        Annuity Unit  . . . . . . . . . . . . . . . . . . . . .
        Net Investment Factor   . . . . . . . . . . . . . . . .
        Additional Provisions   . . . . . . . . . . . . . . . .
  Financial Statements  . . . . . . . . . . . . . . . . . . . .

                               PART B
                STATEMENT OF ADDITIONAL INFORMATION

                    INDIVIDUAL SINGLE PURCHASE
            PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS



                             issued by



                         VARIABLE ACCOUNT A



                                and



     AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK



             THIS  IS  NOT  A  PROSPECTUS.    THIS  STATEMENT   OF
  ADDITIONAL INFORMATION SHOULD  BE READ IN CONJUNCTION  WITH THE
  PROSPECTUS FOR THE   DEFERRED VARIABLE ANNUITY  CONTRACTS WHICH
  ARE REFERRED TO HEREIN.
 <REDLINE>
             THE PROSPECTUS CONCISELY SETS  FORTH INFORMATION THAT
  A PROSPECTIVE INVESTOR OUGHT TO  KNOW BEFORE INVESTING.   FOR A
  COPY OF THE  PROSPECTUS DATED       ,  CALL OR WRITE:  American
  International Life Assurance  Company of  New York;  Attention:
  Variable Products,  80 Pine Street, New  York, New  York 10005,
  1-800-340-2765.

  DATE OF  STATEMENT OF ADDITIONAL  INFORMATION: _________   ___,
  1996 </REDLINE>

                         TABLE OF CONTENTS


                                                             PAGE
  General Information . . . . . . . . . . . . . . . . . . . . .
        The Company   . . . . . . . . . . . . . . . . . . . . .
        Independent Accountants   . . . . . . . . . . . . . . .
        Legal Counsel   . . . . . . . . . . . . . . . . . . . .
        Distributor   . . . . . . . . . . . . . . . . . . . . .
        Calculation of Performance Related Information  . . . .
        Delay of Payments   . . . . . . . . . . . . . . . . . .
        Transfers   . . . . . . . . . . . . . . . . . . . . . .
  Method of Determining Contract Values . . . . . . . . . . . .
  Annuity Provisions  . . . . . . . . . . . . . . . . . . . . .
        Annuity Benefits  . . . . . . . . . . . . . . . . . . .
        Annuity Options   . . . . . . . . . . . . . . . . . . .
        Variable Annuity Payment Values   . . . . . . . . . . .
        Annuity Unit  . . . . . . . . . . . . . . . . . . . . .
        Net Investment Factor   . . . . . . . . . . . . . . . .
        Additional Provisions   . . . . . . . . . . . . . . . .
  Financial Statements  . . . . . . . . . . . . . . . . . . . .

                        GENERAL INFORMATION


  The Company

             A   description   of  American   International   Life
  Assurance  Company  of  New  York   (the  "Company"),  and  its
  ownership is contained  in the  Prospectus.   The Company  will
  provide for  the  safekeeping of  the  assets of  the  Variable
  Account I.

  Independent Accountants

             The audited financial statements of the Company have been audited by Coopers and Lybrand, independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.
  <REDLINE>
  Legal Counsel

             Legal matters relating to the Federal securities laws in connection with the Contracts described herein and in the Prospectus are being passed upon by the law firm of Jorden
  Burt  Berenson & Johnson LLP, Washington, D.C.
  </REDLINE>
  Distributor

        AIG Equity Sales Corp. ("AESC"), formerly known as American International Fund Distributors, Inc., a wholly owned subsidiary of American International Group, Inc. and an affiliate of the Company, acts as the distributor. The offering is on a continuous basis. Commissions in the amount of $2,647,001 were paid during 1994, none of which were retained by the Distributor.

  Calculation Of Performance Related Information

        A.   Yield and  Effective Yield  Quotations for the  Money
             Market Sub-account

             The yield quotation for the Money Market Sub-account to be set forth in the Prospectus will be for a given seven day period, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one
  Accumulation Unit in the Money Market Sub-account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

             Any effective yield quotation for the Money Market Sub-account to be set forth in the Prospectus will be for a given seven day period, carried at least to the nearest hundredth of one percent, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

        EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Sub-account's mean account size. The yield and effective yield quotations do not reflect the Deferred Sales Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the purchase payments withdrawn, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-account and the Fund are excluded from the calculation of yield.
  <REDLINE>
        B.   Standardized Total Return Quotations

        The standardized total return quotations for all of the Sub-accounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Sub-account has been in existence for a period of less than one, five or ten years, for such lesser period) ended on a given date, and for the period from the date monies were first placed into the Sub-accounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
  </REDLINE>

        P(1+T)n = ERV

        Where:   P = a hypothetical initial payment of
                       $1,000

                 T = average annual total return

                 n = number of years


                 ERV = ending redeemable value of a
                       hypothetical $1,000 payment made
                       at the beginning of the particular
                       period at the end of the particular
                       period.

        For the purposes of the total return quotations for all of the Sub-accounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations also assume a total withdrawal as of the end of the particular period.
  <REDLINE>
        No standardized or non-standardized total return quotations have been provided for the Zero Coupon 2000, Dreyfus Stock Index, Money Market, Growth, Overseas, Asset Manager, Investment Grade Bond, High Income, Worldwide Balance or Gold and Natural Resources Portfolios, because, for the fiscal year ended December 31, 1994, such Portfolios were not yet in operation.
  </REDLINE>
        Annualized total return for certain Sub-accounts as of December 31, 1994, were as follows:

                 One Year                       Inception to Date

  Conservative Investors
  Growth Investors
  Growth
  Growth and Income

              *Funds were first invested in the Portfolios as listed below:

  Conservative Investors
  Growth Investors
  Growth
  Growth and Income


              C. Yield Quotations for each Sub-account other than the Money Market Sub-account

                   The yield quotations for each Sub-account other than the Money Market Sub-account will be based on a thirty-day period. The computation is made by dividing the net investment income per Accumulation Unit earned during the period by the Unit Value on the last day of the period, according to the following formula:

                               Yield = 2[(a - b + 1)6 - 1]
                                           cd

                 Where:          a =    net   investment   income
                                        earned during the  period
                                        by    the   corresponding
                                        Portfolio attributable to
                                        shares   owned   by   the
                                        c o r r e s p o n d i n g
                                        Sub-account.

                                 b =    expenses accrued for  the
                                        period       (net      of
                                        reimbursements).

                                 c =    the average  daily number
                                        of   Accumulation   Units
                                        outstanding   during  the
                                        period.

                                 d =    the maximum Unit Value on
                                        the   last  day   of  the
                                        period.

        For the purposes of the yield quotations for the Sub-accounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations do not take into account the Deferred Sales Charge or any transfer charges.

        A Deferred Sales Charge may be assessed at the time of withdrawal in an amount from 6% to 0% of the Purchase Payments withdrawn, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page 17 of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See Transfer of Contract Values" on page 15 of the Prospectus)


        D.   Non-Standardized Performance Data
  <REDLINE>
             1.  Non-Standardized Total Return Quotations

             The non-standardized total return quotations for all of the Sub-accounts to be set forth in the Prospectus will be average annual total return quotations for the one, five, and
  ten  year   periods  (or,  where  a  Sub-account  has  been  in
  existence for a period of less than one, five or ten years, for such lesser period), ended on a given date for the period from the date monies were first placed into the Sub-accounts
  until  the  aforesaid date.    The quotations  are  computed by
  finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
  </REDLINE>
                                 P(1+T) n = ERV

                 Where:  P =     a  hypothetical  initial payment
                                 of $1,000

                         T =     average annual total return

                         n =     number of years

                      ERV =      ending  redeemable  value  of  a
                                 hypothetical $1,000 payment made
                                 at   the    beginning   of   the
                                 particular period at  the end of
                                 the particular period.

        For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period.

        Annualized total return quotations for certain Sub-accounts as of December 31, 1994, were as follows:

                       One Year         Inception to Date

  Conservative Investors
  Growth Investors
  Growth
  Growth and Income
  Zero Coupon 2000

             2.  The Power of Tax-Deferred Growth

                 All current taxes on any income or capital gains are deferred until money is taken out of your account. That way all of your earnings contribute to the growth of your account. And, since all your earnings are automatically reinvested to build your investment base, your account is given yet another opportunity to grow. It's called the Power of Compounding and the following charts illustrate just how powerful it can be.

             A.   The  Power   of  Tax-Deferral   $10,000  At   8%
  Compounded Annually*

                                       33% TAX APPLIED
     AFTER          33% TAX APPLIED    UPON SURRENDER         TAX DEFERRED
     10 years       $ 16,856           $ 15,782               $ 18,630
     20 years       $ 28,413           $ 26,789               $ 36,059
     30 years       $ 47,893           $ 47,744               $ 66,336
     40 years       $ 80,729           $ 87,637               $125,877
     50 years       $136,078           $163,584               $239,230


                    B.  The Power  of Tax-Deferral  $10,000 At 8%
  Compound Annually*


  <REDLINE>  INSERT:  GRAPH OF ILLUSTRATION </REDLINE>



























  * These illustrations are not intended to reflect the return of investments made in your variable annuity contract. The figures are calculated on a fixed interest rate and assume no fluctuation in the value of principal or the impact of any fees or sales charges. Taxes are due on tax-deferred investments whenever money is withdrawn from that investment.

  Delay of Payments

          Any payments due under the Contracts will generally be sent to the Owner within seven (7) days of a completed request for payment. However, the Company has reserved the right to postpone any type of payment from the Variable Account for any period when:

                    (a)   the  New York Stock Exchange  is closed
          for other than customary weekends and holidays;

                    (b)   trading on the Exchange is restricted;

                    (c)    an  emergency exists  as  a result  of
          which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or

                    (d)      an  order   of  the  Securities  and
          Exchange Commission permits delay for the protection of security holders.

          The  applicable rules  of the  Securities  and Exchange
  Commission shall govern as to whether the conditions in (b) and (c) exists.

  Transfers

          An Owner may deposit prior to the Annuity Date, all or part of his Contract Value into the Money Market Sub-account (the Sending Sub-account"), and then automatically transfer those assets into one or more of the other Sub-accounts on a systematic basis. The amount transferred to the Sending Sub-account must be at least $12,000 in order to initiate this option. This process is called Automatic Dollar Cost Averaging.

          The   Automatic  Dollar   Cost   Averaging  option   is
  available for use with any of the investment options, other than the General Account.

          Automatic Dollar  Cost  Averaging transfers  may  occur
  monthly or quarterly. The Owner may designate the dollar amount to be transferred each month or elect to have a percentage transferred each month, up to a maximum of 60 months.

          The Company will make all Automatic Dollar Cost Averaging transfers on the 15th calendar day of each month, or the next day the New York Stock Exchange is open for business if the 15th calendar day of the month should fall on a day the New York Stock Exchange is closed. In order to process an Automatic Dollar Cost Averaging transfer, the Company must have received a request in writing by no later than the 6th calendar day of the month.

          The Automatic Dollar Cost Averaging option may be cancelled at any time by written request or automatically if the value of the Sending Sub-account subject to the Automatic
  Dollar Cost Averaging option is less than $1,000.

          An  Owner   may  change   his  Automatic  Dollar   Cost
  Averaging investment allocation only once during any 12 month period.

          Any transfers made under this section are subject to the conditions of the section entitled "Transfer of Contract Values" on page __ of the Prospectus, except that the Company will not deem the election of the Automatic Dollar Cost Averaging option to count towards a Owner's twelve (12) free transfers.


               METHOD OF DETERMINING CONTRACT VALUES

          The Contract Value will fluctuate in accordance with the investment results of the underlying Portfolio within the Sub-account. In order to determine how these fluctuations affect Contract Values, Accumulation Units are utilized. The value of an Accumulation Unit applicable during any Valuation Period is determined at the end of that period.

          When the first shares of the respective Portfolios were purchased for the Sub-accounts, the Accumulation Units for the Sub-accounts were valued at $10. The value of an Accumulation Unit for a Sub-account on any Valuation Date thereafter is determined by dividing (a) by (b), where:

          (a)  is equal to:

                     (i)   the  total  value  of the  net  assets
                    attributable to Accumulation Units in the Sub-account, minus

                    (ii) the daily charge for assuming the risk of guaranteeing mortality factors and expense charges which is equal on an annual basis to 1.25% multiplied by the daily net asset value of the Sub-account; minus

                    (iii)    the   daily  charge  for   providing
                    certain administrative functions which is equal on an annual basis to 0.15% multiplied by the daily net asset value of the Sub-account; minus or plus

                    (iv)               a  charge  or  credit  for
                    any   tax   provision  established   for  the
                    Sub-account.   The Company  is not  currently
                    making any provision for taxes.

          (b) is the total number of Accumulation Units applicable to that Sub-account at the end of the Valuation Period.

          The resulting  value of  each Sub-account  Accumulation
  Unit  is multiplied  by the  respective  number of  Sub-account
  Accumulation Units for a Contract.   The Contract Value  is the
  sum of all Sub-account values for the Contract.

          An Accumulation Unit may increase or decrease in value from Valuation Date to Valuation Date.


                         ANNUITY PROVISIONS

  Annuity Benefits

          If the Annuitant is alive on the Annuity Date the Company will begin making payments to the Annuitant under the payment option or options selected. The amount of the annuity payments will depend on the age of the payee at the time the settlement contract is issued.

  Annuity Options

          The annuity options are as follows:

          Option 1:    Life Income.    The  Company will  pay  an
          annuity during the lifetime of the payee.

          Option 2: Income with 10 Years of Payments Guaranteed. The Company will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

                    (a)   payments will  be continued during  the
                    remainder of the period to the successor payee; or

                    (b)    the  successor  payee  may   elect  to
                    receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this Option.

          Option  3:    Joint and  Last  Survivor  Income.    The
          Company will pay an annuity for as long as either payee or a designated second person is alive.

          Annuity options are available on a fixed and/or a variable basis. The Owner may allocate Contract Values to purchase only fixed annuity payments, or to purchase only variable annuity payments, or to purchase a combination of the two. Contract Values which purchase fixed annuity payments will be invested in the General Account. Contract Values which purchase variable annuity payments will be invested in the Variable Account. The Owner may make no transfers between the General Account and the Variable Account after the Annuity Date. The Company also may offer additional options at its discretion.

  Variable Annuity Payment Values

          A Variable  Annuity is an  annuity with payments  which
  (1) are not predetermined as to dollar amount and (2) will vary in amount with the net investment results of the applicable Sub-account(s) of the Variable Account. At the Annuity Date the Contract Value in each Sub-account will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

          The first annuity payment for each Sub-account is determined by multiplying the amount of the Contract Value allocated to that Sub-account by the factor shown in the table for the option selected, divided by 1000.

          The dollar amount of Sub-account annuity payments after the first is determined as follows:

                    (a) The dollar amount of the first annuity payment is divided by the value for the Sub-account Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

                    (b)   The fixed  number of  Annuity Units  is
                    multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

          The  total  dollar  amount  of  each  Variable  Annuity
  payment  is  the  sum  of   all  Sub-account  variable  annuity
  payments less the pro-rata amount  of the annual Administrative
  Charge.

  Annuity Unit

          The value of an Annuity Unit for each Sub-account was arbitrarily set initially at $10. This was done when the first Portfolio shares were purchased. The Sub-account Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Sub-account Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

                    (a)   is the  net investment  factor for  the
                    Valuation  Period  for which  the Sub-account
                    Annuity Unit value is being determined; and

                    (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

  Net Investment Factor

          The net investment factor is used to determine how investment results of the Fund affect Variable Account Values within the Sub-accounts from one Valuation Period to the next. The net investment factor for each Sub-account for any
  Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

          (a) is equal to:

                    (i)   the net  asset value  per share of  the
          Portfolio held in the Sub-account determined at the end of that Valuation Period; plus

                    (ii)   the per share  amount of any  dividend
          or capital gain  distribution made to the  Portfolio if
          the  "ex-dividend"   date  occurs   during  that   same
          Valuation Period; plus or minus

                    (iii)   a per share  charge or credit,  which
          is determined by the Company, for changes in tax reserves resulting from investment operations of the Sub-account.

          (b) is equal to:

                    (i)   the net asset  value per  share of  the
          Portfolio held in the Sub-account determined as of the end of the prior Valuation Period; plus or minus

                    (ii)   the per share charge or credit for any
          change in tax reserves for the prior Valuation Period.

          (c) is equal to:

                    (i)   the percentage  factor representing the
          Mortality and Expense Risk Charge, plus

                    (ii)  the percentage factor representing  the
          daily Administrative Charge.

  The net investment factor may be greater or less than the assumed investment factor; therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation


  Additional Provisions

          The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment. Any overpayments, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

          If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

          The Company will give the payee under an annuity payment option a settlement contract for the payment option.


                        FINANCIAL STATEMENTS

          The  financial   statements  of  the  Company  and  the
  Variable Account  included herein shall  be considered only  as
  bearing  upon   the  ability  of  the   Company  to   meet  its
  obligations under the Contracts.

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                        STATEMENT OF ASSETS AND LIABILITIES
                                 DECEMBER 31,  1994

  Assets:
    Investments at Market Value:
     Alliance Variable Products Series Fund   Shares      Cost
      Money Market Portfolio            2,123,388.310    $2,123,388    $2,123,388
      Premier Growth Portfolio             93,979.258    $1,171,290    $1,162,523
      Growth & Income Portfolio           175,848.082    $2,105,923    $2,085,558
      International Portfolio             108,095.647    $1,407,758    $1,392,272
      Short-Term Multi-Market
       Portfolio                           15,298.182    $  165,427    $  151,605
      Global Bond Portfolio                28,165.480    $  280,773    $  276,585
      U.S. Government/High Grade
         Securities Portfolio              73,815.344    $  745,115    $  733,725
      Global Dollar Government
       Portfolio                            5,894.341    $   58,927    $   58,000
      North American Government
       Portfolio                           88,434.352    $  871,154    $  777,338
      Utility Income Portfolio             13,356.346    $  134,580    $  133,029
      Conservative Investors Portfolio      6,956.724    $   69,562    $   70,054
      Growth Investors Portfolio            3,179.223    $   31,566    $   31,347
      Growth Portfolio                     55,881.791    $  574,246    $  588,435
      Total Return Portfolio                4,564.394    $   47,640    $   47,515
      Worldwide Privatization Portfolio     6,332.755    $   63,759    $   63,961

     Total Investments                                   $9,851,108    $9,695,335

  Dividends Receivable                                                  $6,868.71

        Total Assets                                                $9,702,203.71


  Liabilities:
    Payable to AI Life                                              $   48,500.00

        Total Liabilities                                           $   48,500.00


  Equity:
    Contract Owners Equity                                          $9,653,704.00

         Total Contract Owners Equity                               $9,653,704.00

        Total Liabilities and Equity                                $9,702,204.00

  See Notes to Financial Statement

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                              STATEMENT OF OPERATIONS
                        For the Year Ended December 31, 1994

                                                                        Money
                                               Total                   Market
                                                                    Portfolio

  Investment Income (Loss:)
    Dividends                                $61,891                  $20,732

    Expenses:
      Mortality & Expense Risk Fees          $43,626                   $6,318

        Net Investment Income (Loss)         $18,265                  $14,414

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment
     Activity                                $20,415                        -
    Change in Unrealized Appreciation
      (Depreciation)                      ($189,962)                        -

      Net Gain (Loss) on Investments      ($169,547)                        -

  Increase (Decrease) in Net Assets
    Resulting From Operations             ($151,282)                  $14,414




                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                              STATEMENT OF OPERATIONS
                  For the Year Ended December 31, 1994 (Continued)

                                             Premier                 Growth &
                                              Growth                   Income
                                           Portfolio                Portfolio
  Investment Income (Loss):
    Dividends                                 $1,488                  $21,629

    Expenses:
      Mortality & Expense Risk Fees           $7,845                  $12,279

        Net Investment Income (Loss)        ($6,357)                   $9,350

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on
     Investment Activity                      $5,524                  $10,503
    Change in Unrealized Appreciation
      (Depreciation)                       ($18,043)                ($38,575)

      Net Gain (Loss) on Investments       ($12,519)                ($28,072)

  Increase (Decrease) in Net Assets
    Resulting From Operations              ($18,876)                ($18,722)


                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                              STATEMENT OF OPERATIONS
                  For the Year Ended December 31, 1994 (Continued)


                                              Inter-               Short-Term
                                            national             Multi-Market
                                           Portfolio                Portfolio
  Investment Income (Loss):
    Dividends                                 $2,077                   $2,955

    Expenses:
      Mortality & Expense Risk Fees           $6,815                     $977
        Net Investment Income (Loss)        $(4,738)                   $1,978

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on
     Investment Activity                      $8,741                   $(430)
    Change in Unrealized Appreciation
      (Depreciation)                       $(20,545)                $(14,865)

      Net Gain (Loss) on Investments       $(11,804)                $(15,295)

  Increase (Decrease) in Net Assets
    Resulting From Operations              $(16,542)                $(13,317)


                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                              STATEMENT OF OPERATIONS
                  For the Year Ended December 31, 1994 (Continued)


                                              Global               U.S. Gov't
                                                Bond                 High Grd
                                           Portfolio                Portfolio
  Investment Income (Loss):
    Dividends                                 $3,568                   $9,442

    Expenses:
      Mortality & Expense Risk Fees           $1,272                   $3,769

        Net Investment Income (Loss)          $2,296                   $5,673

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on
     Investment Activity                    ($2,139)                 ($1,938)
    Change in Unrealized Appreciation
      (Depreciation)                        ($4,275)                ($11,904)

      Net Gain (Loss) on Investments        ($6,414)                ($13,842)

  Increase (Decrease) in Net Assets
    Resulting From Operations               ($4,118)                 ($8,169)




                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                              STATEMENT OF OPERATIONS
                  For the Year Ended December 31, 1994 (Continued)


                                              Global                  N.Amer.
                                        Dollar Gov't                    Gov't
                                           Portfolio                Portfolio
  Investment Income (Loss):
    Dividends                                      -                        -

    Expenses:
      Mortality & Expense Risk Fees             $132                   $2,182

        Net Investment Income (Loss)          ($132)                 ($2,182)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on
     Investment Activity                           -                     $151
    Change in Unrealized Appreciation
      (Depreciation)                          ($927)                ($93,816)

      Net Gain (Loss) on Investments          ($927)                ($93,665)


  Increase (Decrease) in Net Assets
    Resulting From Operations               ($1,059)                ($95,847)

                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                              STATEMENT OF OPERATIONS
                  For the Year Ended December 31, 1994 (Continued)

                                             Utility             Conservative
                                              Income                Investors
                                           Portfolio                Portfolio
  Investment Income (Loss):
    Dividends                                      -                        -

    Expenses:
      Mortality & Expense Risk Fees             $458                     $152

        Net Investment Income (Loss)          ($458)                   ($152)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment
     Activity                                   ($1)                        -

    Change in Unrealized Appreciation
      (Depreciation)                        ($1,551)                     $492

      Net Gain (Loss) on Investments        ($1,552)                     $492

  Increase (Decrease) in Net Assets
    Resulting From Operations               ($2,010)                     $340



                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                              STATEMENT OF OPERATIONS
                  For the Year Ended December 31, 1994 (Continued)


                                              Growth
                                           Investors                   Growth
                                           Portfolio                Portfolio
  Investment Income (Loss):
    Dividends                               $      -                $       -

    Expenses:
      Mortality & Expense Risk Fees              $58                   $1,232

        Net Investment Income (Loss)           ($58)                 ($1,232)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on
     Investment Activity                        ($1)                       $6
    Change in Unrealized Appreciation
      (Depreciation)                          ($219)                  $14,189

      Net Gain (Loss) on Investments          ($220)                  $14,195

  Increase (Decrease) in Net Assets
    Resulting From Operations                 $(278)                  $12,963



                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                              STATEMENT OF OPERATIONS
                  For the Year Ended December 31, 1994 (Continued)

                                               Total                Worldwide
                                              Return            Privatization
                                           Portfolio                Portfolio
  Investment Income (Loss):
    Dividends                               $      -              $         -

    Expenses:
      Mortality & Expense Risk Fees              $78                      $59

        Net Investment Income (Loss)           ($78)                    ($59)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment
     Activity                                   ($1)                        -
    Change in Unrealized Appreciation
      (Depreciation)                          $(125)                     $202

      Net Gain (Loss) on Investments          $(126)                     $202


  Increase (Decrease) in Net Assets
    Resulting From Operations                 ($204)                     $143


                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                        STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                                                        Money
                                                   Total               Market
                                                                    Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss                  $18,265              $14,414
    Realized Gain (Loss) on Investment
      Activity                                    20,415                    -
    Change in Unrealized Appreciation
      (Depreciation) of Investments            (189,962)                    -

  Increase (Decrease) in Net Assets
    Resulting from Operations                  (151,282)               14,414

  Capital Transactions:
    Contract Deposits                          8,637,099            3,018,765
    Transfers Between Funds                            -            (898,617)
    Administrative Charges                         (954)                 (49)
    Contract Withdrawals                       (126,914)             (35,111)
     Deferred Sales Charges                      (1,915)                    -

    Increase (Decrease) in Net Assets
      Resulting from Capital Transactions      8,507,316            2,084,988

  Total Increase (Decrease) in Net Asset       8,356,034            2,099,402
  Net Assets, at Beginning of Year             1,297,670               16,014

  Net Assets, at End of Year                   9,653,704            2,115,416

                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                   STATEMENT OF CHANGES IN NET ASSETS (Continued)
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                                                        Money
                                                   Total               Market
                                                                    Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)                   2,067                  166
    Realized Gain (Loss) on Investment
      Activity                                     4,533                    -
    Change in Unrealized Appreciation
      (Depreciation) of Investments               31,796                    -

  Increase (Decrease) in Net Assets
    Resulting from Operations                     38,396                  166

  Capital Transactions:
    Contract Deposits                          1,077,171              165,153
    Transfers Between Funds                            -            (149,305)
    Administrative Charges                          (90)                    -
    Contract Withdrawals                         (3,000)                    -

    Increase (Decrease) in Net Assets
      Resulting from Capital Transactions      1,074,081               15,848

  Total Increase (Decrease) in Net Asset       1,112,477               16,014
  Net Assets, at Beginning of Year               185,193                    -

  Net Assets, at End of Year                   1,297,670               16,014





                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                   STATEMENT OF CHANGES IN NET ASSETS (Continued)
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994

                                                 Premier             Growth &
                                                  Growth               Income
                                               Portfolio            Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)                $(6,357)               $9,350
    Realized Gain (Loss) on Investment
      Activity                                     5,524               10,503
    Change in Unrealized Appreciation
      (Depreciation) of Investments             (18,043)             (38,575)

  Increase (Decrease) in Net Assets
    Resulting from Operations                   (18,876)             (18,722)

  Capital Transactions:
    Contract Deposits                            673,722            1,428,657
    Transfers Between Funds                      109,455              265,001
    Administrative Charges                         (201)                (350)
    Contract Withdrawals                         (3,750)             (41,074)
     Deferred Sales Charges                            -             (703.00)

    Increase (Decrease) in Net Assets
      Resulting from Capital Transactions        779,226            1,651,531

  Total Increase (Decrease) in Net Asset         760,350            1,632,809
  Net Assets, at Beginning of Year               392,475              441,947

  Net Assets, at End of Year                   1,152,825            2,074,756

                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                   STATEMENT OF CHANGES IN NET ASSETS (Continued)
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                                                     Growth &
                                                  Growth               Income
                                               Portfolio            Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)                   (686)                (488)
    Realized Gain (Loss) on Investment
      Activity                                        83                4,399
    Change in Unrealized Appreciation
      (Depreciation) of Investments                9,247               14,830

  Increase (Decrease) in Net Assets
    Resulting from Operations                      8,644               18,741

  Capital Transactions:
    Contract Deposits                            317,145              297,655
    Transfers Between Funds                       46,645               43,928
    Administrative Charges                          (12)                 (55)
    Contract Withdrawals                           (762)                (761)

    Increase (Decrease) in Net Assets
      Resulting from Capital Transactions:       363,016              340,767

  Total Increase (Decrease) in Net Assets        371,660              359,508
  Net Assets, at Beginning of Year                20,815               82,439

  Net Assets, at End of Year                     392,475              441,947

                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                                  Inter-           Short-Term
                                                national         Multi-Market
                                               Portfolio            Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)                $(4,738)             $  1,978
    Realized Gain (Loss) on Investment
      Activity                                     8,741                (430)
    Change in Unrealized Appreciation
      (Depreciation) of Investments             (20,545)             (14,865)

  Increase (Decrease) in Net Assets
    Resulting from Operations                   (16,542)             (13,317)

  Capital Transactions:
    Contract Deposits                            991,291               94,714
    Transfers Between Funds                      170,842                (478)
    Administrative Charges                         (114)                 (33)
    Contract Withdrawals                         (3,802)                 (60)
     Deferred Sales Charges                            -                    -

    Increase (Decrease) in Net Assets
      Resulting from Capital Transactions      1,158,217               94,143

  Total Increase (Decrease) in Net Assets      1,141,675               80,826
  Net Assets, at Beginning of Year               239,958               70,581

  Net Assets, at End of Year                   1,381,633              151,407

                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                                  Inter-           Short-Term
                                                national         Multi-Market
                                               Portfolio            Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)                   (425)                1,627
    Realized Gain (Loss) on Investment
      Activity                                        43                   23
    Change in Unrealized Appreciation
      (Depreciation) of Investments                5,058                2,060

  Increase (Decrease) in Net Assets
    Resulting from Operations                      4,676                3,710

  Capital Transactions:
    Contract Deposits                            202,312                    -
    Transfers Between Funds                       33,716             (15,045)
    Administrative Charges                             -                 (23)
    Contract Withdrawals                           (746)                    -

    Increase (Decrease) in Net Assets
      Resulting from Capital Transactions        235,282             (15,068)

  Total Increase (Decrease) in Net Assets        239,958             (11,358)
  Net Assets, at Beginning of Year                     -               81,939

  Net Assets, at End of Year                     239,958               70,581

                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                         STATEMENT OF CHANGES IN NET ASSETS
      For the Years Ended December 31, 1994 and December 31, 1993 (Continued)

                                        1994
                                         Global      U.S. Gov't         Global
                                           Bond        High Grd   Dollar Gov't
                                      Portfolio       Portfolio      Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)       $  2,296          $5,673       $  (132)
    Realized Gain (Loss) on Investment
      Activity                          (2,139)         (1,938)              -
    Change in Unrealized Appreciati
  on
      (Depreciation) of Investments     (4,275)        (11,904)          (927)

  Increase (Decrease) in Net Assets
    Resulting from Operations           (4,118)         (8,169)        (1,059)

  Capital Transactions:
    Contract Deposits                   212,264         637,687         59,220
    Transfers Between Funds              20,738          58,085              -
    Administrative Charges                 (84)           (123)              -
    Contract Withdrawals               (11,067)        (31,101)          (201)
     Deferred Sales Charges               (670)           (542)              -

    Increase (Decrease) in Net Assets
     Resulting from Capital
     Transactions                       221,181         664,006         59,019

  Total Increase (Decrease) in
   Net Assets                           217,063         655,837         57,960
  Net Assets, at Beginning of Year       59,310          77,385              -

  Net Assets, at End of Year            276,373         733,222         57,960

                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                         STATEMENT OF CHANGES IN NET ASSETS
      For the Years Ended December 31, 1994 and December 31, 1993 (Continued)

                                        1993
                                         Global      U.S. Gov't         Global
                                           Bond        High Grd   Dollar Gov't
                                      Portfolio       Portfolio      Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)          1,814              59              -
    Realized Gain (Loss) on Investment
      Activity                              (6)             (9)              -
    Change in Unrealized Appreciation
      (Depreciation) of Investments          87             514              -

  Increase (Decrease) in Net Assets
    Resulting from Operations             1,895             564              -

  Capital Transactions:
    Contract Deposits                    33,248          61,658              -
    Transfers Between Funds              24,167          15,894              -
    Administrative Charges                    -               -              -
    Contract Withdrawals                      -           (731)              -

    Increase (Decrease) in Net Assets
      Resulting from Capital
       Transactions                      57,415          76,821              -

  Total Increase (Decrease)
   in Net Asset                          59,310          77,385              -
  Net Assets, at Beginning of Year            -               -              -

  Net Assets, at End of Year             59,310          77,385              -

                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                         STATEMENT OF CHANGES IN NET ASSETS
      For the Years Ended December 31, 1994 and December 31, 1993 (continued)

                                        1994

                                        N.Amer.         Utility   Conservative
                                          Gov't          Income      Investors
                                      Portfolio       Portfolio      Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)      $ (2,182)         $ (458)        $ (152)
    Realized Gain (Loss) on Investment
      Activity                            (151)             (1)              -
    Change in Unrealized Appreciation
      (Depreciation) of Investments    (93,816)         (1,551)            492

  Increase (Decrease) in Net Assets
    Resulting from Operations          (95,847)         (2,010)            340

  Capital Transactions:
    Contract Deposits                   847,370          89,098         45,002
    Transfers Between Funds              25,263          46,365         24,652
    Administrative Charges                    -               -              -
    Contract Withdrawals                  (200)           (548)              -
     Deferred Sales Charges                   -               -              -

    Increase (Decrease) in Net Assets
      Resulting from Capital
       Transactions                     872,433         134,915         69,654

  Total Increase (Decrease)
   in Net Asset                         776,586         132,905         69,994
  Net Assets, at Beginning of Year            -               -              -

  Net Assets, at End of Year            776.586         132,905         69,994

                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                         STATEMENT OF CHANGES IN NET ASSETS
      For the Years Ended December 31, 1994 and December 31, 1993 (continued)

                                        1993
                                        N.Amer.         Utility   Conservative
                                          Gov't          Income      Investors
                                      Portfolio       Portfolio      Portfolio

  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)              -               -              -
    Realized Gain (Loss) on Investment
      Activity                                -               -              -
    Change in Unrealized Appreciation
      (Depreciation) of Investment            -               -              -

  Increase (Decrease) in Net Assets
    Resulting from Operations                 -               -              -

  Capital Transactions:
    Contract Deposits                         -               -              -
    Transfers Between Funds                   -               -              -
    Administrative Charges                    -               -              -
    Contract Withdrawals                      -               -              -

    Increase (Decrease) in Net Assets
      Resulting from Capital Transactions     -               -              -

  Total Increase (Decrease) in Net Asset      -               -              -
  Net Assets, at Beginning of Year            -               -              -

  Net Assets, at End of Year                  -               -              -

                         See Notes to Financial Statements

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                         STATEMENT OF CHANGES IN NET ASSETS
      For the Years Ended December 31, 1994 and December 31, 1993 (continued)

                                        1994
                                                         Growth
                                                      Investors         Growth
                                                      Portfolio      Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)                         $(58.)       $(1,232)
    Realized Gain (Loss) on Investment
      Activity                                              (1)              6
    Change in Unrealized Appreciation
      (Depreciation) of Investments                       (219)         14,189

  Increase (Decrease) in Net Assets
    Resulting from Operations                             (278)         12,963

  Capital Transactions:
    Contract Deposits                                    25,250        436,832
    Transfers Between Funds                               6,349        138,110
    Administrative Charges                                    -              -
    Contract Withdrawals                                      -              -
     Deferred Sales Charges                                   -              -

    Increase (Decrease) in Net Assets
      Resulting from Capital Transactions                31,599        574,942

  Total Increase (Decrease) in Net Asset                 31,321        587,905
  Net Assets, at Beginning of Year                            -              -

  Net Assets, at End of Year                             31,321        587,905

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                         STATEMENT OF CHANGES IN NET ASSETS
      For the Years Ended December 31, 1994 and December 31, 1993 (continued)

                                                         Growth
                                                      Investors         Growth
                                                      Portfolio      Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)                              -              -
    Realized Gain (Loss) on Investment
      Activity                                                -              -
    Change in Unrealized Appreciation
      (Depreciation) of Investmentments                       -              -

  Increase (Decrease) in Net Assets
    Resulting from Operations                                 -              -

  Capital Transactions:
    Contract Deposits                                         -              -
    Transfers Between Funds                                   -              -
    Administrative Charges                                    -              -
    Contract Withdrawals                                      -              -

    Increase (Decrease) in Net Assets
      Resulting from Capital Transactions                     -              -

  Total Increase (Decrease) in Net Asset                      -              -
  Net Assets, at Beginning of Year                            -              -

  Net Assets, at End of Year                                  -              -

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                         STATEMENT OF CHANGES IN NET ASSETS
      For the Years Ended December 31, 1994 and December 31, 1993 (continued)

                                        1994
                                                          Total      Worldwide
                                                         Return  Privatization
                                                      Portfolio      Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)                           (78)           (59)
    Realized Gain (Loss) on Investment
      Activity                                              (1)             --
    Change in Unrealized Appreciation
      (Depreciation) of Investments                       (125)            202

  Increase (Decrease) in Net Assets
    Resulting from Operations                             (204)            143

  Capital Transactions:
    Contract Deposits                                    19,298         57,929
    Transfers Between Funds                              28,386          5,849
    Administrative Charges                                    -              -
    Contract Withdrawals                                      -              -
     Deferred Sales Charges                                   -              -

    Increase (Decrease) in Net Assets
      Resulting from Capital Transactions                47,684         63,778

  Total Increase (Decrease) in Net Asset                 47,480         63,921
  Net Assets, at Beginning of Year                            -              -

  Net Assets, at End of Year                             47,480         63,921

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (AI LIFE)
                                 VARIABLE ACCOUNT A

                         STATEMENT OF CHANGES IN NET ASSETS
      For the Years Ended December 31, 1994 and December 31, 1993 (continued)

                                        1993
                                                          Total      Worldwide
                                                         Return  Privatization
                                                      Portfolio      Portfolio
  Increase (Decrease) in Net Assets
  Operations:
    Net Investment Income (Loss)                              -              -
    Realized Gain (Loss) on Investment
      Activity                                                -              -
    Change in Unrealized Appreciation
      (Depreciation) of Investments                           -              -

  Increase (Decrease) in Net Assets
    Resulting from Operations                                 -              -

  Capital Transactions:
    Contract Deposits                                         -              -
    Transfers Between Funds                                   -              -
    Administrative Charges                                    -              -
    Contract Withdrawals                                      -              -

    Increase (Decrease) in Net Assets
      Resulting from Capital Transactions                     -              -

  Total Increase (Decrease) in Net Asset                      -              -
  Net Assets, at Beginning of Year                            -              -

  Net Assets, at End of Year                                  -              -

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                       OF NEW YORK (AI LIFE)
                         VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS

  1. History

  Variable Account A (the "Account") is a separate investment account established in June 1987 under the provisions of New York Insurance Law by American International Life Assurance Company of New York (the "Company"), a subsidiary of American International Group, Inc. Tne Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts (the "contracts"). The Account invests in shares of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Fund consists of fifteen series: Money Market
  Portfolio: Short-Term Multi-Market Portfolio: Premier Growth Portfolio (formerly the Growth Portfolio); Growth and Income
  Portfolio; Intemational Portfolio; Global Bond Portfolio; U.S.Govemment/High Grade Securities Portfolio; Global Dollar Government Portfolio; North American Government Portfolio; Utility Income Portfolio: Conservative Investors Portfolio; Growth Investors Portfolio: Growth Portfolio: Total Return Portfolio; and Worldwide Privatization Portfolio. The Account invests in shares of other funds which are not available to these contracts.

  On April 16, 1992, the initial investment was made in the Fund.

  The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

  In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate for one year. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

  2. Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

  A. Investment Valuation--The investment in the Fund is stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last working day of the year by the Fund.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                       OF NEW YORK (AI LIFE)
                         VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (continued)


  B. Accounting for Investments--Investment transactions are accounted for on lhe date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

  C. Federal Income Taxes--The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capilal gains of the Account.


  3. Contract Charges

  Daily charges for mortality and expense risks assumed bv the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

  An annual administrative expense charge of $30 is assessed against each contract on its anniversarv date by surrendering units.

  The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within six contract years there will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is currently 6% of the contract value subject to a maximum of 9% of purchase payments.

  Certain   states  impose  premium  taxes  upon  contracts.  The
  Company intends, except in Pennsylvania, to advance premium taxes due until the contract is surrendered or annuitized.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                       OF NEW YORK (AI LIFE)
                         VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (continued)

  4. Purchases of  Investments For  the Year  Ended December  31,
  1994, investment activity in the Fund was as follows:



                                           Cost of     Proceeds
   Shares of                             Purchases   From Sales

   Alliance Variable Products Series Fund, Inc.:

    Money Market Portfolio ........... $ 2,951,824    $ 844,456
    Premier Growth Portfolio .........     839,549       56,911
    Growth & Income Portfolio ........   1,774,507      102,841
    International Portfolio ..........   1,258,929       95,363
    Short-Term Multi-Market Portfolio      146,207       49,865
    Global Bond Portfolio ............     247,971       24,290
    U.S. Government/High Grade
      Securities Portfolio ...........     717,751       47,573
    Global Dollar Government Portfolio      59,220          293
    North American Government Portfolio     885,222      14,219
    Utility Income Portfolio ..........    135,356          775
    Conservative Investors Portfolio ..     69,652           90
    Growth Investors Portfolio .........     31,598          32
    Growth Portfolio ..................    574,622          382
    Total Return Portfolio ............     47,684           43
    Worldwide Privatization Portfolio .     63,778           19


   For the Year Ended December 31, 1993, investment activity in the Fund was as follows:

                                           Cost of     Proceeds
   Shares of                             Purchases   From Sales


   Alliance Variable Products Series Fund. Inc.:
    Money Market Portfolio ............   $160,084     $144,064
    Premier Growth Portfolio ..........    363,331          989
    Growth & Income Portfolio .........    369,793       29,532
    International Portfolio ...........    235,618          751
    Short-Term Multi-Market Portfolio .      9,480       22,919
    Global Bond Portfolio .............     59,462          224
    U.S. Government/High Grade
      Securities Portfolio ............     78,011        1,165
    Global Dollar Government Portfolio           --          --
   North American Government Portfolio
   Utility Income Portfolio ...........
    Conservative Investors Portfolio
    Growth Investors Portfolio
    Growth Portfolio
    Total Return Portfolio
    Worldwide Privatization Portfolio


           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                       OF NEW YORK (Al LIFE)
                         VARIABLE ACCOUNT A
             NOTES TO FINANCIAL STATEMENTS (continued)

  5. Net Increase (Decrease) in Accumulation Units
  For the year ended December 31, 1994, transactions in accumulation units of the account were as follows:

                                          Money          Premier      Growth &
                                         Market           Growth        Income
                                      Portfolio        Portfolio     Portfolio
  Units Purchased                    295,758.59        63,026.38    122,519.03
  Units Withdrawn                    (3,407.35)         (380.27)    (3,618.51)
  Units Transferred Between Funds   (87,907.25)        10,193.56     22,772.13

  Net Increase (Decrease)            204,443.99        72,839.67    141,672.65
  Units, at Beginning of the Year      1,590.74        35,271.53     37,573.04

  Units, at End of the Year          206,034.73       108,111.20    179,245.69

  Unit Value at December 31, 1994   $     10.27    $       10.66 $       11.57

                                         Global       U.S. Gov't        Global
                                           Bond         High Grd  Dollar Gov't
                                      Portfolio        Portfolio     Portfolio

  Units Purchased                     21,266.33        66,198.73      5,978.60
  Units Withdrawn                    (1,176.48)       (3,286.31)       (20.42)
  Units Transferred Between Funds      2,126.90         5,360.05

  Net Increase (Decrease)             22,216.75        68,272.47      5,958.18
  Units, at Beginning of the Year      5,589.55         7,608.84             -

  Units, at End of the Year           27,806.30        75,881.31      5,958.18
  Unit Value at December 31, 1994     $    9.94    $        9.66   $      9.73

                                   Conservative           Growth
                                      Investors        Investors        Growth
                                      Portfolio        Portfolio     Portfolio

  Units Purchased                      4,496.04         2,538.59     42,483.57
  Units Withdrawn
  Units Transferred Between Funds      2,481.51           646.66     13,623.27

  Net Increase (Decrease)              6,977.55         3,185.25     56,106.84
  Units, at Beginning of the Year             -                -             -

  Units, at End of the Year            6,977.55         3,185.25     56,106.84
  Unit Value at December 31, 1994    $    10.03    $        9.83     $   10.48

                   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                               OF NEW YORK (Al LIFE)
                                 VARIABLE ACCOUNT A
                     NOTES TO FINANCIAL STATEMENTS (continued)

  5. Net Increase (Decrease) in Accumulation Units (continued)
  For the year ended December 31, 1994, transactions in accumulation units of the account were as follows:

                                                                    Short-Term
                                  International                   Multi-Market
                                      Portfolio                      Portfolio
  Units Purchased                     85,844.63                       9,150.57
  Units Withdrawn                      (374.19)                         (3.19)
  Units Transferred Between Funds     14,705.43                        (75.61)

  Net Increase (Decrease)            100,175.87                       9,071.77
  Units, at Beginning of the Year     22,441.08                       6,843.27

  Units, at End of the Year          122,616.95                      15,915.04

  Unit Value at December 31, 1994   $     11.27                    $      9.51

                                        N.Amer.                        Utility
                                          Gov't                         Income
                                      Portfolio                      Portfolio

  Units Purchased                     86,636.48                       9,042.89
  Units Withdrawn                       (20.67)                        (55.09)
  Units Transferred Between Funds      2,548.87                       4,702.39

  Net Increase (Decrease)             89,164.68                      13,690.19
  Units, at Beginning of the Year             -                              -

  Units, at End of the Year           89,164.68                      13,690.19
  Unit Value at December 31, 1994 $        8.71                     $     9.71

                                          Total                      Worldwide
                                         Return                  Privitization
                                      Portfolio                      Portfolio

  Units Purchased                      1,941.04                       5,774.19
  Units Withdrawn
  Units Transferred Between Funds      2,930.08                         583.50

  Net Increase (Decrease)              4,871.12                       6,357.69
  Units, at Beginning of the Year             -                              -

  Units, at End of the Year            4,871.12                       6,357.69
  Unit Value at December 31, 1994    $     9.75                      $   10.05

  Coopers & Lybrand


                  REPORT OF INDEPENDENT ACCOUNTANT

  To the Contract Owners of
  American International Life
   Assurance Company of New York
  Variable Account I

  We have audited the accompanying statements of assets and liabilities of American International Life Assurance Company of New York Variable Account A (the "Account") comprising the Money Market, Premier Growth, Growth and Income, Intemational, Short-Term Multi-Market, Global Bond, U.S. Government/High Grade Securities, Global Dollar Government, North American Government, Utility Income, Conservative Investors, Growth Investors, Growth, Total Return, and Worldwide Privatization Subaccounts, as of December 31, 1994, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Variable Account A. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian at December 31, 1994. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American International Life Assurance Company of New York Variable Account A as of December 31, 1994, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


  COOPERS & LYBRAND L.L.P.

  2400 Eleven Penn Center
  Philadelphia, Pennsylvania
  February 13, 1995

               AMERICAN INTERNATIONAL LIFE ASSURANCE
                        COMPANY OF NEW YORK
                   (a wholly-owned subsidiary of
                 American International Group, Inc.)












              REPORT ON AUDITS OF FINANCIAL STATEMENTS

        FOR THE YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                 REPORT OF INDEPENDENT ACCOUNTANTS

             To the Stockholders and Board of Directors
     American International Life Assurance Company of New York:


  We have audited the accompanying balance sheets of American International Life Assurance Company of New York (a wholly-owned subsidiary of American International Group, Inc.) as of December 31, 1994 and 1993, and the related statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American International Life Assurance Company of New York as of December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles.

  As discussed in Note 1 (h) to the financial statements, the Company changed in 1993, its method of accounting for investments in certain fixed maturity securities, and in 1992, its method of accounting for income taxes.


  COOPERS & LYBRAND LLP



  2400 Eleven Penn Center
  Philadelphia, Pennsylvania
  February 22, 1995

     AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           BALANCE SHEETS
                           (in thousands)

                                                                December 31,

                                                            1994           1993
  Assets
   Investments and cash:
    Fixed maturities:
    Bonds available for sale, at market value         $3,700,640    $ 3,520,313
    (cost: 1994 - $3,807,500; 1993 - $3,278,282)
   Equity securities:
    Common stock (cost: 1994-$8,382; 1993-$8,793)         17,201         18,134
    Non-redeemable preferred stocks,
    (cost: 1994 - $5,027; 1993 - $5,437)                   4,701          5,442
   Mortgage loans on real estate, net                    399,695        334,197
   Real estate, net of accumulated depreciation
    of $4,861 in 1994; $3,934 in 1993                     34,155         34,896
   Policy loans                                           10,317         10,918
   Other invested assets                                  63,941         52,100
   Short-term investments                                130,415        122,930
   Cash                                                    5,363          6,219

      Total investments and cash                       4,366,428      4,105,149

   Amounts due from related parties                        2,304          3,025
   Investment income due and accrued                      67,623         59,470
   Premium and insurance balances receivable - net        14,536         12,938
   Reinsurance assets                                     15,636         11,603
   Deferred policy acquisition costs                      29,626         29,413
   Deferred income taxes                                  44,926            -
   Federal income tax recoverable                              -          3,904
   Separate and variable accounts                         27,630         28,767
   Other assets                                            1,800          2,113

      Total assets                                   $ 4,570,509    $ 4,256,382

      See accompanying notes to financial statements.

             AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                   BALANCE SHEETS
                        (in thousands, except share amounts)

                                                                December 31,

                                                            1994           1993

    Liabilities
      Policyholders' funds on deposit                $ 2,742,412    $ 2,199,683
      Future policy benefits                           1,435,650      1,551,933
      Reserve for unearned premiums                       13,099         13,630
      Policy and contract claims                          37,092         27,121
      Reserve for commissions, expenses and taxes          3,077          2,928
      Insurance balances payable                           9,128          7,668
      Federal income tax payable                           1,353            -
      Deferred income taxes                                    -         30,983
      Amounts due to related parties                       7,654          3,551
      Separate and variable accounts                      27,468         28,605
      Other liabilities                                   26,640         16,049

       Total liabilities                               4,303,573      3,882,151


      Commitments and contingencies


    Stockholders' Equity

      Common stock, $200 par value; 16,125
      shares authorized, issued and outstanding            3,225          3,225
      Additional paid-in capital                         197,025        197,025
      Unrealized (depreciation) appreciation of
      investments, net of taxes of $(32,471) in
      1994 and $31,285 in 1993                          (60,305)         58,102
      Retained earnings                                  126,991        115,879

       Total stockholders' equity                        266,936        374,231

      Total liabilities and stockholders' equity    $  4,570,509    $ 4,256,382


      See accompanying notes to financial statements.

             AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                STATEMENTS OF INCOME
                                   (in thousands)

                                                                Years ended December 31,

                                                    1994         1993      1992

    Revenues:
     Premiums                                  $71,826 $     76,045 $   113,187
     Net investment income                       335,823      308,089   267,220
     Realized capital gains                        1,932       18,767     4,735

      Total revenues                             409,581      402,901   385,142


    Benefits and expenses:
     Benefits to policyholders                   163,585      156,707   156,418
     Increase in future policy benefits
      and policyholders' funds on deposit        165,291      155,434   154,128
     Acquisition and insurance expenses           62,759       57,758    59,134

      Total benefits and expenses                391,635      369,899   369,680


    Income before income taxes and
      cumulative effect of accounting change      17,946       33,002    15,462


    Income taxes (benefits):
      Current                                     18,986       19,330    17,739
      Deferred                                  (12,152)      (9,007)  (11,585)

      Total income taxes                           6,834       10,323     6,154


    Income before cumulative effect of
      accounting change                           11,112       22,679     9,308


    Cumulative effect of accounting change             -            -     4,795


      Net income                               $11,112 $     22,679 $    14,103


      See accompanying notes to financial statements.

             AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                         STATEMENTS OF STOCKHOLDERS' EQUITY
                                   (in thousands)

                                                                     Years ended December 31,

                                                    1994         1993      1992


    Common stock:
      Balance at beginning of year               3,225 $      3,225 $     3,225

       Balance at end of year                      3,225        3,225     3,225


    Additional paid-in capital:
       Balance at beginning of year              197,025      119,025    94,025
       Capital contribution                            -       78,000    25,000

       Balance at end of year                    197,025      197,025   119,025


    Unrealized appreciation (depreciation)
     of investments, net of taxes
       Balance at beginning of year               58,102        1,887       179
       Change during year                      (182,164)        6,497     2,588
       Deferred income tax benefit (expense)
       on changes                                 63,757      (2,302)     (880)
       Cumulative effect of accounting change,
      net of taxes of $28,011                          -       52,020       -

       Balance at end of year                   (60,305)       58,102     1,887



    Retained earnings:
      Balance at beginning of year               115,879       93,200    79,097
      Net Income                                  11,112       22,679    14,103

      Balance at end of year                     126,991      115,879    93,200




       Total stockholders' equity              266,936 $    374,231 $   217,337


      See accompanying notes to financial statements.

             AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF CASH FLOWS
                                   (in thousands)



                                                                     Years ended December 31,

                                                    1994         1993      1992

    Cash flows from operating activities:
      Net income                               $11,112 $       22,679   $14,103

      Adjustments to reconcile net income
       to net cash provided by operating
       activities:
       Non-cash revenues, expenses, gains
      and losses included in income:
      Change in insurance reserves                55,157       45,225    64,241
      Change in premiums and insurance balances
       receivable and payable - net                (138)        2,251     3,459
      Change in reinsurance assets               (4,033)        4,166     6,868
      Change in deferred policy
        acquisition costs                          (213)        1,632     2,711
      Change in investment income due
        and accrued                              (8,153)      (7,937)   (7,728)
      Realized capital gains                     (1,932)     (18,767)   (4,735)
      Change in current and  deferred
        income taxes                             (6,895)     (21,332)  (18,550)
      Change in reserve for
        commissions, expenses                        149        1,054     1,245
      Change in other assets and
        liabilities - net                          7,526      (1,568)   (9,416)
       Total adjustments                          41,468        4,724    38,095
      Net cash provided by operating activities   52,580       27,403    52,198

             AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF CASH FLOWS (CONTINUED)
                                   (in thousands)



                                                                     Years ended December 31,

                                                    1994         1993      1992


    Cash flows from investing activities:
      Cost of fixed maturities, at
        amortized cost, sold                           -            -   368,512
      Cost of fixed maturities, at
        amortized cost,
      matured or redeemed                              -            -   182,986
      Cost of fixed maturities, at
        market, sold                              63,695      309,595       -
      Cost of fixed maturities, at
        market, matured or redeemed              255,229      341,223       -
      Cost of equity securities                      958        6,738     1,000
      Realized capital gains                       4,715       24,542     9,923
      Purchase of fixed maturities             (837,973)  (1,050,415)(1,171,443)
      Purchase of equity securities                (137)      (4,449)   (3,028)
      Mortgage loans granted                    (77,824)     (61,932)  (50,437)
      Repayments of mortgage loans                 9,621       20,397     1,613
      Change in policy loans                         601          870     2,909
      Change in short-term investments           (7,485)     (59,065)   (9,527)
      Change in other invested assets            (6,479)      (7,164)     1,245
      Other - net                                (1,086)     (17,821)  (19,982)
      Net cash (used in) provided by
       investing activities                    (596,165)    (497,481) (686,229)

    Cash flows from financing activities:
      Change in policyholders' funds  on deposit 542,729      395,889   606,811
      Proceeds from capital contribution               -       78,000    25,000
       Net cash provided by (used in)
       financing activities                      542,729      473,889   631,811


    Change in cash                                 (856)        3,811   (2,220)
    Cash at beginning of year                      6,219        2,408     4,628
    Cash at end of year                          $ 5,363      $ 6,219   $ 2,408


      See accompanying notes to the financial statements.

     AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS

  1.  Summary of Significant Accounting Policies

  (a) Basis of Presentation: American International Life Assurance Company of New York (the Company) is a wholly-owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles. Certain accounts have been reclassified in the 1993 and 1992 financial statements to conform to their 1994 presentation. The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance
         Department  of  the  State  of   New  York.    Financial
         statements prepared in accordance with generally accepted accounting principles differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale, at market value;
         (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and
         (6) an asset valuation reserve and interest maintenance reserve using NAIC formulas are set up for regulatory purposes.

  (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at market value. Included in fixed maturities available for sale are collateralized mortgage obligations (CMO's). Premiums and discounts arising from the purchase of CMO S are treated as yield adjustments over the estimated life. Common stocks and preferred stocks available for sale are carried at market value. Short-term investments are carried at cost, which approximates market.

      Unrealized gains  and  losses  from  investment  in  equity securities  and  fixed maturities  available  for  sale are
      reflected  in stockholders   equity,  net  of  any  related
      deferred income taxes.


      Realized   capital  gains  and  losses  are  determined  by
      specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge would be reflected in income for the difference between amortized cost and estimated net realizable value.

      Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans.

      Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated.

      Policy loans are carried at the aggregate unpaid principal balance.

      Other invested assets consist primarily of limited partnership interests which are carried at market value. Unrealized gains and losses from the revaluation of these investments are reflected in stockholders' equity, net of any related taxes. Also included in this category is an interest rate cap agreement, which is carried at its unamortized cost. The cost of the cap is being amortized against investment income on a straight line basis over the life of the cap.

  (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

  (d)    Premium  Recognition and Related  Benefits and Expenses:
         Premiums  on   traditional  life   insurance  and   life
         contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet
         collected  are  accrued.    Benefits  and  expenses  are
         associated with earned premiums on long-duration contracts so as to result in a level recognition of profits over the anticipated life of the contracts.

      Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

      The liability for future policy benefits and policyholders'
      contract   deposits   is   established   using  assumptions
      described in Note 4.

  (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

  (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. These assets are legally segregated and are not subject to claims which arise out of any other business of the Company.

  (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

  (h)    Accounting Standards:

  (i)    Standards Adopted in 1994:

      In November of 1992, FASB issued Statement of Financial Accounting Standards No. 112 "Employers' Accounting for Postemployment Benefits" (FASB 112). FASB 112 established accounting standards for employers who provide benefits to former or inactive employees after employment but before retirement. FASB 112 was adopted effective January 1, 1994, and had no significant effect on the Company's results of operations, financial condition or liquidity.

      In May 1993, FASB issued Statement of Financial Accounting Standards No. 114 "Accounting by Creditors for Impairment of a Loan" (FASB 114). FASB 114 addresses the accounting by all creditors for impairment of certain loans. The impaired loans are to be measured at the present value of all expected future cash flows. The present value may be determined by discounting the expected future cash flows at the loan's effective rate or valued at the loan's observable market price or valued at the fair value of the collateral if the loan is collateral dependent.

      In October 1994, FASB issued Statement of Financial Accounting Standards No. 118 "Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures" (FASB 118). FASB 118 amends FASB 114 to allow a creditor to use existing methods to recognize interest income on an impaired loan. FASB 118 also amends certain disclosure requirements of FASB 114. The Company adopted FASB 114 and FASB 118 effective December 31, 1994. The adoption of these statements did not cause any significant impact on the Company's results of operations, financial condition or liquidity.

      In October 1994, FASB issued Statement of Financial Accounting Standard No 119 "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments" (FASB 119). FASB 119 requires disclosure about derivative financial instruments and amends FASB Statement No. 105 "Disclosure of Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk" (FASB 105) and FASB Statement No. 107 "Disclosure about Fair Value of Financial Instruments".

      FASB 119 requires disclosure about the amounts, nature and terms of derivatives that are not subject to FASB 105. Also, FASB 119 requires disclosure about financial instruments held or issued for trading purposes and purposes other than trading. This statement was adopted by the Company effective December 31, 1994.

  (ii)   Standards Adopted Prior to 1994:

      In 1990, FASB issued Statement of Financial Accounting Standards No. 106 "Employers' Accounting for Postretirement Benefits Other Than Pensions" (FASB 106). FASB 106 establishes accounting for postretirement benefits, principally postretirement health care and life insurance benefits. It requires accrual accounting for postretirement benefits during the years that an employee renders services. FASB 106 has been adopted by the Parent effective January 1, 1992. The transition liability was recognized by the Parent immediately at adoption as a change in accounting principle. The transition liability and the cumulative effect of this accounting change was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent, and therefore, are not presented herein.

      In 1992, FASB issued Statement of Financial Accounting Standards No. 109 "Accounting for Income Taxes" (FASB 109). FASB 109's objectives are to recognize (a) the amount of taxes payable or refundable for the current year and (b) deferred tax liabilities and assets for expected future tax consequences of events that have been recognized in the financial statements or tax returns. The measurement of a deferred tax asset is subject to the expectation of future realization. The Company adopted FASB 109, effective January 1, 1992. The cumulative effect of adopting FASB 109 was a benefit of $4,795,000.

      At January 1, 1993, the Company adopted Statement of Accounting Standards No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" (FASB 113). This statement specifies the accounting for the reinsuring (ceding) of insurance contracts and eliminates the reporting of assets and liabilities net of the effects of reinsurance. As required by FASB 113, the reserves unearned premiums and future policy benefits for life and accident and health insurance contracts have been presented gross of ceded reinsurance. A reinsurance asset was established to include the aforementioned ceded reinsurance balances.

      FASB 113 also establishes the conditions required for a contract with a reinsurer to be accounted for as reinsurance ceded and prescribes accounting and reporting standards for the contracts. There has been no effect on operating income upon adoption of FASB 113.

      In May  1993,  the  Financial  Accounting  Standards  Board
      (FASB) issued Statement of Accounting Standards No. 115 "Accounting for Certain Investments on Debt and Equity Securities" (FASB 115) and the Company adopted this standard at December 31, 1993. The pretax increase in carrying value of fixed maturities available for sale as a result of marking to market was $242,000,000. A portion was recorded as a component of future policy benefits. Thus, the unrealized appreciation of investments increased $52,020,000, net of taxes of $28,011,000.

      FASB  115  addresses  the  accounting  and  reporting   for
      investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are to be classified in three categories and accounted for as follows:

      Where an enterprise has the positive intent and ability to hold debt securities to maturity, those securities are deemed to be held to maturity securities and reported at amortized cost.

      Where an enterprise purchases debt and equity securities principally for the purpose of selling them in the near term, those securities are deemed to be trading securities and are reported at fair value, with the unrealized gains and losses included in operating income.

      Where debt and equity securities are not reported either as held to maturity securities or trading securities, those securities are deemed to be available for sale securities and reported at fair value, with unrealized gains and losses excluded from operating income and reported in a separate component of stockholders' equity.

      This statement has significantly changed and narrowed the meaning of the held to maturity category from previous generally accepted accounting principles.

  2.  Investment Information

  (a) Statutory Deposits: Securities with a carrying value of $8,289,000 and $8,276,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1994 and 1993, respectively.

  (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                          Years ended December 31,

                                       1994           1993           1992


  Fixed maturities                 $289,374       $271,962       $234,086
  Equity securities                   1,156          1,190          1,485
  Mortgage loans                     33,251         29,163         26,069
  Real estate                         3,771          3,305          3,200
  Policy loans                          764            846            869
  Cash and short-term investments     6,839          3,593          3,604
  Other invested assets               4,465          1,661          1,539
    Total investment income         339,620        311,720        270,852

  Investment expenses                 3,797          3,631          3,632
    Net investment income          $335,823       $308,089       $267,220


  (c)  Investment Gains  and Losses:   The  net realized  capital
       gains  (losses)  and  change  in  unrealized  appreciation
       (depreciation) of investments for 1994, 1993 and 1992 are summarized below (in thousands):

                                                          Years ended December 31,

                                              1994        1993         1992


  Net realized gains (losses)
    on investments:
  Fixed maturities                      $     (75)     $20,106     $ 11,633
  Equity securities                          2,046     (2,415)           38
  Mortgage loans                           (2,783)     (5,775)      (5,188)
  Other invested assets                      2,744       6,851      (1,748)
  Net realized gains                       $ 1,932     $18,767     $  4,735

  Change in unrealized (depreciation)
  appreciation of investments:
  Fixed maturities                      $(186,892)     $     -     $      -
  Equity securities                          (853)       6,499        3,017
  Other invested assets                      5,589           -            -
  Separate account                             (8)         (2)        (429)
  Cumulative effect of accounting change         -      80,031            -
  Change in unrealized (depreciation)
    appreciation) of investments        $(182,164)     $86,528      $ 2,588


       Proceeds from the sale of investments in fixed maturities during 1994, 1993 and 1992 were $45,755,000, $264,813,000 and $368,417,000, respectively.

       During 1994,  1993 and  1992, gross  gains of  $4,861,000,
       $30,195,000  and  $18,258,000,  respectively,  and   gross
       losses   of   $4,936,000,   $10,089,000  and   $6,625,000,
       respectively, were realized on dispositions of fixed maturities.

       During 1994,  1993 and  1992, gross  gains of  $2,047,000,
       $516,000  and $50,000, respectively,  and gross  losses of
       $1,000,   $2,931,000   and   $2,000,  respectively,   were
       realized on dispositions of equity securities.

  (d)  Market  Value   of   Fixed   Maturities   and   Unrealized
       Appreciation of Investments:
       At December 31, 1994 and 1993, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $9,341,000 and $9,913,000 and gross losses of $848,000 and $567,000, respectively.

       The  amortized   cost  and  estimated  market   values  of
       investments in fixed maturities at December 31, 1994 and 1993 are as follows (in thousands):

                                                    Gross     Gross
  1994                                 Amortized Unrealized Unrealized     Market
                                         Cost       Gains     Losses       Value
  Fixed maturities:
    U.S. Government and government
      agencies and authorities        $   89,861   $  4,381   $  3,235 $   91,007
    States, municipalities and
      political subdivisions             819,297      7,687     46,602    780,382
    Foreign governments                   34,230      1,481      2,310     33,401
    All other corporate                2,864,112     36,160    104,422  2,795,850
  Total fixed maturities              $3,807,500   $ 49,709   $156,569 $3,700,640

                                                    Gross      Gross
  1993                                 Amortized Unrealized Unrealized     Market
                                         Cost       Gains     Losses       Value
  Fixed maturities:
    U.S. Government and government
      agencies and authorities        $   69,883   $ 13,418   $    177 $   83,124
    States, municipalities and
     political subdivisions              724,552     50,235          505    774,282
    Foreign governments                   34,495      4,555          351         38,699
    All other corporate                2,449,352    180,254      5,398  2,624,208
  Total fixed maturities              $3,278,282   $248,462   $  6,431 $3,520,313

  The  amortized  cost  and  estimated   market  value  of  fixed
  maturities available for sale at December 31, 1994, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                  Estimated
                                              Amortized             Market
                                                 Cost               Value
  Due in one year or less                  $   157,031          $   152,624

  Due after one year through five years      1,136,802            1,104,897
  Due after five years through ten years     1,334,396            1,296,945
  Due after ten years                        1,179,271            1,146,174

                                            $3,807,500           $3,700,640

  (e) CMO's: CMOs are U.S. government and government agency backed and triple A-rated securities. In the preceding table, CMO's are included in other corporate fixed maturities. At December 31, 1994 and 1993, the market value of the CMO portfolio was $967,179,000 and $1,049,833,000, respectively; the estimated amortized cost was approximately $989,346,000 in 1994 and $1,056,443,000 in 1993. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1994.

  (f) Fixed Maturities Below Investment Grade: At December 31, 1994 and 1993, the fixed maturities held by the Company that were below investment grade had an aggregate
       amortized   cost   of   $205,986,000   and   $219,622,000,
       respectively, and an aggregate market value of $195,443,000 and $228,405,000, respectively.

  (g)  Non-income Producing Assets:   Non-income producing assets
       during the year were insignificant.

  (h) Investments Greater than 10% Equity: The market value of investments in the following companies and institutions exceeded 10% of the Company's total stockholder's equity at December 31, 1994 (in thousands):

       Fixed Maturities:
       Standard Credit Card                      $ 148,876
       Morgan Stanley Mortgage Trust                80,109
       General Motors Acceptance Corporation        67,688
       Transamerica Finance                         47,062
       Household Finance                            37,779
       Chrysler                                     36,608
       Associated Corporation                       35,886
       Beneficial Corporation                       35,451
       Chase Manhattan Corporation                  33,370
       Ford Motor Company                           31,810
       Texaco                                       30,426
       Citicorp                                     29,773
       GTE Corporation                              29,359

       Other Invested Assets:
       Equity Linked Investors II, L.P.          $  35,805

  3.   Deferred Policy Acquisition Costs

       The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                Years ended December 31,
                                         1994           1993           1992

  Balance at beginning of year       $29,413         $31,045        $33,756
  Acquisition costs deferred            3,286          2,157          2,638
  Amortization charged to income      (3,073)        (3,789)        (5,349)
  Balance at end of year              $29,626        $29,413        $31,045

  4.   Future   Policy  Benefits  and   Policyholders'  Funds  on
       Deposit

  (a)  The   analysis   of   the  future   policy   benefits  and
       policyholders'  funds   on  deposit   liabilities  as   at
       December 31, 1994 and 1993 follows (in thousands):

                                                 1994             1993

  Future policy benefits:
  Long duration contracts                  $1,426,198       $1,543,014
  Short duration contracts                      9,452            8,919
                                           $1,435,650       $1,551,933

  Policyholder funds on deposit:
  Annuities                                $1,974,234       $1,544,325
  Guaranteed investment contracts (GICs)      667,968          517,871
  Universal life                               94,998           96,120
  Other investment contracts                    5,212           41,367
                                           $2,742,412       $2,199,683

  (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life products. Short duration contract liabilities are primarily accident and health products. These long duration products generally have fixed cash values and there are no surrender charges. The liability for future policy benefits has been established based upon the following assumptions:

  4.     Future  Policy  Benefits  and  Policyholders'  Funds  on
         Deposit (continued)

  (i) Interest rates for traditional life insurance products are 9.5 percent graded to 7.0 percent over 30 years. The liability for future policy benefits for universal life insurance has been established using FASB 97 and assumes a 1.0 percent investment margin. Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 12.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 12.2 percent and grade to not greater than 7.5 percent.

  (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 14.8 percent.

  (c) The liability for policyholders' fund on deposit has been established based on the following assumptions:

  (i) Interest rates credited on deferred annuities vary by year of issuance and range from 8.2 percent to 4.0 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 6.0 percent to 10.0 percent grading to 0 percent over a period of 7 to 10 years.

  (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.7 percent to 9.1 percent and maturities range from 2 to 7 years.

  (iii) The universal life funds have credited interest rates of 6.0 percent to 7.0 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 7.5 percent of the fund balance and grade off over no more than 15 years from issue.

  5.     Income Taxes

  (a) The Federal income tax rate applicable to ordinary income is 35% for 1994 and 1993 and 34% for 1992. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                            Year Ended December 31,

                                1994             1993                1992

                                  Percent           Percent            Percent
                                        of                of                 of
                                   pre-tax           pre-tax            pre-tax
                                 operating         operating          operating
                          Amount    Income   Amount   Income    Amount   Income
  "Expected" income tax
     expense              $6,281      35.0  $11,551    35.0%    $5,257    34.0%
  Prior year federal
     income tax benefit        -         -  (1,954)    (5.9)         -        -
  State income tax           714       4.0      758      2.3       677      4.4
  Other                    (161)     (0.9)     (32)    (0.1)       220      1.4
  Actual income
     tax expense          $6,834     38.1%  $10,323    31.3%    $6,154    39.8%

  (b) The components of the net deferred tax liability were as follows (in thousands):


                                                        Years ended December 31,
                                                           1994         1993
  Deferred tax assets:
     Adjustments to mortgage loans
       and investment income                          $   4,672     $  3,726
     Unrealized depreciation on investments              32,471            -
     Adjustment to life reserves                         13,752        4,180
     Other                                                2,336        2,272
                                                         53,231       10,178
  Deferred tax liabilities:
     Deferred policy acquisition costs                $   2,501     $  4,350
     Fixed maturities discount                            5,497        4,859
     Unrealized appreciation on investments                   -       31,285
     Other                                                  307          667
                                                          8,305       41,161

  Net deferred tax liability                          $(44,926)      $30,983

  (c) At December 31, 1994, accumulated earnings of the Company for Federal income tax purposes include approximately $2,879,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

  (d) Income taxes paid in 1994, 1993, and 1992 amounted to $13,537,000, $23,984,000, and $16,459,000, respectively.

  6.   Commitments and Contingent Liabilities

       The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

       On November 30, 1992, the Company entered into an agreement with Chardon/Hato Rey Partnership. The agreement requires the Company to make additional capital contributions up to $3,000,000 to cover construction cost overruns or to cover operating deficits.

       The   Company  has  a   contingent  second  mortgage  loan
       commitment  in the  amount  of   $10,000,000  on Plaza  IV
       Associates, Ltd.   This loan was activated in 1993 and has
       been drawn to a current balance of $8,020,000.

  7.    Fair Value of Financial Instruments

  (a) Financial Accounting Standards Board Statement No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

       The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

       Cash and short term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

       Fixed maturities: Fair values for fixed maturity securities carried at amortized cost or at market value are based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

       Equity securities: Fair values for equity securities were based upon quoted market prices.

       Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

       Interest rate cap:   Fair values for the interest rate cap
       were estimated using values obtained from an independent pricing service.

       Policyholders' funds on deposit: Fair values of policyholder contract deposits were estimated using discounted cash flow calculations based upon current interest rates on investments with maturities consistent with those remaining for the contracts being valued.

  (b)  The  fair   value  and   carrying  amounts  of   financial
       instruments is as follows  (in thousands):


  1994
                                            Fair             Carrying
                                            Value              Amount
  Cash and short-term investments      $  135,778          $  135,778
  Fixed maturities                      3,700,640           3,700,640
  Equity securities                        21,902              21,902
  Mortgage and policy loans               414,354             410,012
  Interest rate cap                         1,567                 736

  Policyholders' funds on deposit     $2,755,594           $2,742,412

  1993
                                             Fair            Carrying
                                            Value              Amount

  Cash and short-term investments      $  129,149          $  129,149
  Fixed maturities                      3,520,313           3,520,313
  Equity securities                        23,576              23,576
  Mortgage and policy loans               368,019             345,115
  Interest rate cap                           564                 963

  Policyholders' funds on deposit      $2,291,545          $2,199,683

  8.   Stockholders' Equity

  (a) The Company may not distribute dividends to the Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company.

  (b) The Company's stockholders' equity as determined in accordance with statutory accounting practices was $214,273,000 at December 31, 1994 and $212,095,000 at
       December 31, 1993. Statutory net income amounted to $21,226,000, $2,298,000, and $14,032,000 for 1994, 1993
       and 1992, respectively.

  9.   Employee Benefits

  (a) The Company participates with its affiliates in a non-contributory defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed six months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service commencing April 1, 1985 and limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1994, 1993 and 1992 were approximately $190,000, $323,000 and $232,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1994 by $21,375,000.

  (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which provides for salary reduction contributions by employees and matching contributions by the Parent up to two percent of annual salary.

  (c) On April 1, 1985, the Parent terminated and replaced its then existing U.S. pension plan, a contributory qualified defined benefit plan, with the current non-contributory qualified defined benefit plan. Settlement of the obligations of the prior plan was accomplished through the purchase of annuities from the Company for accrued benefits as of the date of termination. Future policy benefits reserves in the accompanying balance sheet that relate to these annuity contracts are $70,791,000 at December 31, 1994 and $69,074,000 at December 31, 1993.

  (d) In addition to providing pension benefits, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

  (e)  Employees  of  the  Company participate  in  certain stock option and stock purchase plans of the Parent. In general, under the stock option plans, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plans provide for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege.

  10.  Reinsurance

  (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see
       Note 11).

       The   effect  of  all   reinsurance  contracts,  including
       reinsurance assumed, is as follows (in thousands, except percentages):

                                                                      Percentage
                                                                      of Amount
  December 31, 1994                                                     Assumed
                               Gross      Ceded    Assumed         Net   to Net
  Life Insurance in
   Force                  $4,241,039   $512,028   $  3,980  $3,732,991     0.1%

  Premiums:
   Life                       26,345      3,677         13      22,681     0.1%
   Accident and Health        23,622      9,520     20,612      34,714    59.4%
   Annuity                    14,892        461          -      14,431        -

  Total Premiums          $   64,859   $ 13,658   $ 20,625  $   71,826    28.7%

  CAPTION>
                                                                      Percentage
                                                                      of Amount
  December 31, 1993                                                     Assumed
                               Gross      Ceded    Assumed         Net   to Net

  Life Insurance in Force $3,726,676   $667,040   $  4,177  $3,063,813     0.1%

  Premiums:
    Life                      28,098      3,943        594      24,749     2.4%
    Accident and Health       23,625      9,285     18,482      32,822    56.3%
    Annuity                   19,679      1,205          -      18,474        -

  Total Premiums          $   71,402   $ 14,433   $ 19,076  $   76,045    25.1%

                                                                      Percentage
                                                                      of Amount
  December 31, 1992                                                     Assumed
                               Gross      Ceded    Assumed         Net   to Net

  Life Insurance in Force $3,998,643   $743,848   $553,645  $3,808,440    14.5%

  Premiums:
    Life                      30,197      4,167        866      26,896     3.2%
    Accident and Health       24,439      9,709     17,133      31,863    53.8%
    Annuity                   56,535      2,106          -      54,428        -

  Total Premiums          $  111,171   $ 15,982   $ 17,999  $  113,187    15.9%

  (b)  The  maximum  amount  retained  on  any  one life  by  the
       Company  is $250,000.    Beginning  January 1,  1995,  the
       maximum amount retained has been increased to $500,000.

  (c)  Reinsurance  recoveries,  which  reduced  death and  other
       benefits,   approximated   $6,720,000,    $8,477,000   and
       $6,319,000  respectively,  for each  of  the  years  ended
       December 31, 1994, 1993 and 1992.

       The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds.

  11.  Transactions with Related Parties

  (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $574,000 and $(3,000), respectively, for the year ended December 31, 1994. Premium income and commission ceded for 1993 amounted to $849,000 and $(2,000), respectively. Premium income and commission ceded for 1992 amounted to $2,142,000 and $(21,000), respectively. Premium income and ceding commission expense assumed from affiliates aggregated $19,331,000 and $98,000, respectively, for 1994, compared to $17,189,000 and $5,000, respectively, for 1993, and $16,034,000 and $(494,000), respectively, for 1992.

  (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $3,952,000 in premiums relating to this business for 1994, $3,908,000 for 1993, and $3,717,000 for 1992.

  (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1994, 1993 and 1992, the Company was charged $17,401,000, $14,907,000, and
       $13,698,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $19,505,000, $18,579,000 and
       $16,089,000, respectively, for costs incurred by the Company but attributable to affiliates.

  (d)  The   Company  received  cash   surplus  contributions  of
       $78,000,000   and    $25,000,000   in   1993   and   1992,
       respectively from AIG, Inc., the  Parent and American Home
       Assurance Company, an affiliated insurer.

  (e)  During 1993,  the Company sold a  mortgage loan to Atlanta
       17th Street, Inc., for the aggregate unpaid principal balance of $17,500,000.

                               PART C

                               PART C
                         OTHER INFORMATION

  Item 24.  Financial Statements and Exhibits.

   a.  Financial Statements

       The financial  statements of  American International  Life
       Assurance Company of New York and Variable Account A are included in Part B hereof.

   b.  Exhibits

       1.   Resolution  of  Board  of  Directors  of  the Company
            authorizing   the   establishment  of   the  Variable
            Account*

       2.   Not Applicable

       3.   (i)  Principal Underwriter's Agreement**
            (ii)  Broker-Dealer Agreement**
            (iii)  General Agency Agreement***
            (iv)  Distribution Agreement***

       4.   Individual Single Purchase Payment Deferred  Variable
            Annuity Contracts#

       5.   Application for Annuity Contract#

       6.   (i)    Copy  of  Articles  of  Incorporation  of  the
            Company*
            (ii)  Copy of the Bylaws of the Company*

       7.   Not Applicable

       8.   Administrative Agreement* (filed confidentially)


   * Incorporated by reference to Registrant's initial filing on Form N-4, (File No. 33-9144) filed on October 7, 1986.

   **  Incorporated  by  reference to  Registrants Post-Effective
       Amendment No. 3 to Form  N-4 (File No. 33-9144),  filed on
       May 1, 1989.

   *** Incorporated  by  reference to  Registrants Post-Effective
       Amendment No. 4 to Form  N-4 (File No. 33-9144),  filed on
       May 1, 1990.

   ****     Incorporated    by    reference     to    Registrants
            Post-Effective Amendment No. 5 (File No. 33-9144), filed on May 1, 1991.

   # Incorporated by reference to Registrants Post-Effective
       Amendment No. 11 (File No. 33-39170), Filed May 1, 1992.

       9.   Opinion and Consent of Counsel

       10.  (i)  Consent of Counsel
            (ii)  Consent of Independent Accountants

       11.  Not Applicable

       12.  Agreement Governing Contribution*

       13.  Performance Data***

       14.  Powers of Attorney****

   * Incorporated by reference to Registrant's initial filing on Form N-4, (File No. 33-9144) filed on October 7, 1986.

   **  Incorporated  by  reference to  Registrants Post-Effective
       Amendment No. 3 to Form  N-4 (File No. 33-9144),  filed on
       May 1, 1989.

   *** Incorporated  by  reference to  Registrants Post-Effective
       Amendment No. 4 to Form  N-4 (File No. 33-9144),  filed on
       May 1, 1990.

   ****     Incorporated    by    reference     to    Registrants
            Post-Effective Amendment No. 5 (File No. 33-9144), filed on May 1, 1991.

   # Incorporated by reference to Registrants Post-Effective
       Amendment No. 11 (File No. 33-39170), Filed May 1, 1992.

  Item 25.       Directors and Officers of the Depositor.

       The  following  are  the Officers  and  Directors  of  the
  Company:

  Officers:

  Name and Principal                  Position and Offices
  Business Address *                   with the Company

  Ernest E. Stempel                   Chairman of the Board

  Robert J. O'Connell                 Chief Executive Officer
                                      and President

  Edward E. Matthews                  Senior Vice President  -
                                      Finance

  Gerald Wyndorf                      Executive Vice President

  Michele L Abruzzo                   Senior Vice President
  <REDLINE>
  Michael J. Mullin                   Vice President -
                                      Administration
  </REDLINE>
  Howard Gunton                       Vice President &
                                      Comptroller

  Donald Hancock                      Vice President

  Jeffrey Kestenbaum                  Senior Vice President

  Robert Liguori                      Vice President and Counsel

  Edward E. Matthews                  Senior Vice President

  Jerome Muldowney                    Senior  Vice President  -
                                      Domestic Investments
  <REDLINE>
  Nicholas A. O'Kulich                Vice President & Treasurer

  John Skar                           Vice  President  and  Chief
                                      Actuary

  Elizabeth Tuck                      Secretary - Corporate

  David J. Walsh                      Vice President
  </REDLINE>
   *Business  Address for  all individuals listed  is:   80 Pine
   Street, New York, New York 10005

  Directors                   Address

  Peter J. Dalia              20281 East Country Club Drive
                              Apt. #2212
                              North Miami Beach, Florida 33180

  Marion E. Fajen             5608 North Waterbury Road
                              Des Moines, Iowa 50312

  Patrick J. Foley            American International Group, Inc.
                              70 Pine Street
                              New York, New York 10270

  Cecil Gamwell               American International Group, Inc.
                              70 Pine Street
                              New York, New York 10270

  M.R. Greenberg              American International Group, Inc.
                              70 Pine Street
                              New York, New York 10270

  J. Ernest Hansen            AIG Marketing, Inc.
                              505 Carr Road
                              Wilmington, Delaware

  Dr. Jack Harnes             American International Group, Inc.
                              70 Pine Street
                              New York, New York 10270

  John I. Howell              Indian Rock Corporation
                              P.O. Box 2606
                              Greenwick, Connecticut

  Jeffrey Kestenbaum          American International Group, Inc.
                              70 Pine Street
                              New York, New York 10270

  Edwin A. G. Manton          American International Group, Inc.
                              70 Pine Street
                              New York, New York 10270

  Jerome Muldowney            American International Group, Inc.
                              70 Pine Street
                              New York, New York 10270

  Win J. Neuger               American International Group, Inc.
                              70 Pine Street
                              New York, New York 10270

  Robert J. O'Connell         American     International     Life
  Assurance
                              Company of New York
                              80 Pine Street
                              New York, New York 10005

  Directors                   Address

  Nicholas A. O'Kulich        American International Group, Inc.
                              70 Pine Street
                              New York, New York 10270

  John Skar                   American International Life
                              Assurance Company of New York
                              One Alico Plaza, 600 King Street
                              Wilmington, DE   19801

  Ernest E. Stempel           American International Companies
                              70 Pine Street
                              New York, New York 10270

  Geralad W. Wyndorf          American International Companies
                              80 Pine Street
                              New York, New York 10005

  David J. Walsh              American International Companies
                              70 Pine Street
                              New York, New York 10270

  Item 26.Persons Controlled by or Under Common Control
               with the Depositor or Registrant.

                See Chart of Ownership, Exhibit C26


  Item 27.          Number of Contract Owners.
  <REDLINE>
          There were approximately ______ contractholders as of November 30, 1995.</REDLINE>


  Item 28.       Indemnification

       Incorporated  by reference  to  Registrant's initial  Form
  N-4 (File No. 33-9144) filed  on October 7, 1986.


  Item 29.       Principal Underwriter

   a. AIG Equity Sales Corp., the principal underwriter for Variable Account A, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of AIG Life Insurance Company, an affiliated company.

   b.       The  following  information  is   provided  for  each
            director and officer of the Principal Underwriter:

            Name and Principal         Positions and Offices
            Business Address*          with Underwriter

            Michele L. Abruzzo         Director and President

            Kevin Clowe                Director     and      Vice
  President

            Edward E. Matthews         Director and Chairman of
                                       the Board
  <REDLINE>
            Florence Davis             Director    and    General
  Counsel

            Jerome T. Muldowney        Director

            Robert J. O'Connell        Director

            Ernest E. Stempel          Director

            Philomena Scamardella      Vice President and Senior
                                       Compliance Officer

            Daniel K. Kingsbury        Vice President

            Kenneth F. Judkowitz       Treasurer and Comptroller

            Julia Perlman              Director of Marketing

            Elizabeth M. Tuck          Secretary

            Karen F. McDonald          Assistant Secretary
  </REDLINE>
            *Business address is:  70 Pine Street, New  York, New
  York 10270.


   c.                  Net
   Name of          Underwriting     Compensation
   Principal        Discounts and         on        Brokerage
   Underwriter      Commissions      Redemption     Commissions  Compensation

   American International
   Fund Distributors,
   Inc.               $659,435       $0             $0           $0


  Item 30.          Location of Accounts and Records.
  <REDLINE>
       Kenneth F. Judkowitz, Treasurer and Comptroller of AIG Equity Sales Corp., whose address is 80 Pine Street, New York, New York 10005, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of Investment Act of 1940 and the rules promulgated thereunder.</REDLINE>

  Item 31.          Management Services.
       Not Applicable

  Item 32.                           Undertakings.

       a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

       b. Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       d. Registrant represents that in connection with 403(b) Plans, it is relying on the November 28, 1988 no-action letter issued by the SEC to the American Council of Life Insurance.

       e.           Registrant represents  that Variable  Account
                    A meets the definition of a separate account under the federal securities laws.

                             SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 27th day of December, 1995.

                              Variable Account A
                                   Registrant



                    By:       /s/ James A. Bambrick
                              James A. Bambrick, Vice President


                    By:
                              American International Life
                              Assurance
                              Company of New York
                              Depositor

                    By:       /s/ James A. Bambrick
                              James A. Bambrick, Vice President

   As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

  Name                           Title                         Date

  Peter J. Dalia*               Director                      December 27, 1995
  Peter J. Dalia

  Marion E. Fajen*              Director                      December 27, 1995
  Marion E. Fajen

  Patrick Foley*                Director                      December 27, 1995
  Patrick Foley

  Cecil Gamwell*                Director                      December 27, 1995
  Cecil Gamwell

  M.R. Greenberg*               Director                      December 27, 1995
  M.R. Greenberg

  J. Ernest Hanson*             Director                      December 27, 1995
  J. Ernest Hanson

  Dr. Jack Harnes*              Director                      December 27, 1995
  Dr. Jack Harnes

  John I. Howell*               Director                      December 27, 1995
  John I. Howell

  ________________              Director                      December 27, 1995
  Jeffrey Kestenbaum

  _________________             Director                      December 27, 1995
  Edwin A. G. Manton

  Jerome Muldowney*             Director                      December 27, 1995
  Jerome Muldowney

  __________________            Director                      December 27, 1995
  Win J. Neuger

  Nicholas A. O'Kulich*         Director, Treasurer and       December 27, 1995
  Nicholas A. O'Kulich          Chief Financial Officer

  John Skar*                    Director                      December 27, 1995
  John Skar

  Ernest E. Stempel*            Director and                  December 27, 1995
  Ernest E. Stempel             Chairman of the Board










  Name                           Title                                Date

  ____________                  Director                      December 27, 1995
  David J. Walsh

  __________________            Director                      December 27, 1995
  Gerald W. Wyndorf


  Robert J. O'Connell*          Director and                  December 27, 1995
  Robert J. O'Connell           President



                                                       *By:/s/ James A. Bambrick
                                                             James A. Bambrick
                                                             Attorney in Fact


                            EXHIBITS TO
                       AMENDMENT NUMBER 6 TO
                              FORM N-4
                                FOR
                         VARIABLE ACCOUNT A

                         INDEX TO EXHIBITS


  EXHIBIT                                              PAGE

  9          Opinion of Counsel

  10(i)      Consent of Counsel
    (ii)     Consent of Independent Accountants